                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                       Investment Company Act file number:

                Exact name of registrant as specified in charter:

                         Reserve New York Tax-Exempt Trust

                     Address of principal executive offices:
                      1250 Broadway New York, NY 10001-3701

                     Name and address of agent for service:
                              Edmund P. Bergan, Jr.
                                  1250 Broadway
                             New York, NY 10001-3701

        Registrant's telephone number, including area code: 212-401-5500

                         Date of fiscal year end: May 31

                     Date of reporting period: May 31, 2006

ITEM 1.  ANNUAL REPORTS TO SHAREHOLDERS

[THE RESERVE LOGO]
A TRADITION OF FINANCIAL INNOVATION(SM)


ANNUAL REPORT
MAY 31, 2006


INTERSTATE TAX-EXEMPT FUND
CALIFORNIA TAX-EXEMPT FUND
CONNECTICUT TAX-EXEMPT FUND
FLORIDA TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
MICHIGAN TAX-EXEMPT FUND
NEW JERSEY TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
PENNSYLVANIA TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND
OF THE RESERVE TAX-EXEMPT TRUST
NEW YORK TAX-EXEMPT FUND
OF THE RESERVE NEW YORK TAX-EXEMPT TRUST
ARIZONA MUNICIPAL MONEY-MARKET FUND
LOUISIANA MUNICIPAL MONEY-MARKET FUND
MINNESOTA MUNICIPAL MONEY-MARKET FUND
OF THE RESERVE MUNICIPAL MONEY-MARKET TRUST


ELIMINATE MAIL CLUTTER AND SAVE NATURAL RESOURCES!
SIGN UP FOR RESERVE eDELIVERY AT
www.TheR.com/edelivery

[PHOTO OF BRUCE BENT]
Bruce Bent
CHAIRMAN
The Reserve

                                                    May 31, 2006


Dear Investor,

     The Federal Reserve continued its tightening posture with short-term interest rates throughout the year, sending short-term tax-exempt rates to their highest levels in 5 years. The seven-day gross yields on all of The Reserve's tax-exempt and municipal money market funds ran between 3.29% and 3.48% as of May 31, 2006. For the net return of your fund, please refer to the Financial Highlights portion of the Notes To Financial Statements section of this report.

     Throughout the better part of the first half of 2006, the trusts were well positioned to respond to the expected rate increases, with the portfolios spread out among mostly one-day and seven-day variable rate demand notes. These investments allowed the portfolios to capture higher yields quickly as interest rates moved up. We intend to maintain this selective strategy until the Federal Reserve shows clearer indications of moving towards a stable interest rate environment.

     Thank you for choosing The Reserve and helping us become the fastest organically growing money fund company ranked among the top 25 largest money fund complexes in 2005.* Please let us know your comments and suggestions on how we can serve you better.


Bruce R. Bent
Chairman


*Source: iMoneyNet, January 2006

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--100.1%                                                                       (NOTE 1)
  ---------     ------------------------------                                                                       --------
                ARIZONA--6.0%
$  35,775,000   Apache County IDA for Tucson Electric Power Co., 3.20%, 12/15/18(a)                               $    35,775,000
    1,993,500   Apache County IDA for Tucson Electric Power Co., 3.30%, 12/15/18(a)                                     1,993,500
    1,993,500   Apache County IDA for Tucson Electric Power Co., 3.20%, 12/1/20(a)                                      1,993,500
    3,493,500   Arizona HCF for Royal Oaks, 3.47%, 3/1/27(a)                                                            3,493,500
        6,500   Arizona HFA, 3.47%, 10/1/15(a)                                                                              6,500
    3,987,000   Arizona HFA, 3.81%, 10/1/15(a)                                                                          3,987,000
    7,743,500   McAllister Village Arizona State Univesity Project, 3.25%, 7/1/45 (a)                                   7,743,500
    4,893,500   Coconino County Pollution Control for Arizona Public Service Co. Project, 3.57%, 11/1/33(a)             4,893,500
    5,438,500   Pinal County AZ Electrical Systems Rev Series A, 3.47%, 11/1/35(a)                                      5,438,500
       93,500   Maricopa County IDA for Las Gardenias Apartments, 3.50%, 4/15/33(a)                                        93,500
    2,768,500   Scottsdale AZ IDA for Notre Dame School of Phoenix, 3.54%, 5/1/21(a)                                    2,768,500
      993,500   Phoenix AZ IDR for Del Mar Terrace, 3.2%, 10/1/29(a)                                                      993,500
    3,400,000   Pima County IDA for Tucson Electric Power Co., Series A, 3.30%, 12/1/22(a)                              3,400,000
                                                                                                                  ---------------
                                                                                                                       72,580,000
                                                                                                                  ---------------
                CALIFORNIA--8.2%
      395,000   Alameda Contra Costa Cops, Series F, 3.54%, 8/1/23(a)                                                     395,000
    1,200,000   California HFA Series P, 3.25%, 2/1/27(a)                                                               1,200,000
   11,145,000   California Pollution Control Wadham Energy LP, 3.22%, 11/1/17(a)                                       11,145,000
   43,500,000   California State Economy Recovery Series C-6, 3.50%, 7/1/23(a)                                         43,500,000
   10,475,000   California State Economy Recovery Series C-8, 3.48%, 7/1/23(a)                                         10,475,000
      400,000   California Statewide for Covenant Retirement Community, 3.43%, 12/1/25(a)                                 400,000
    5,250,000   California Water Department Reserve Power Supply, 3.39%, 5/1/22(a)                                      5,250,000
    3,000,000   California Water Department Reserve Power Supply, 3.40%, 5/1/22(a)                                      3,000,000
    3,400,000   California Water Department Reserve Power Supply, 3.50%, 5/1/22(a)                                      3,400,000
    6,000,000   California Water Department Reserve Power Supply, Series G-7, 3.36%, 5/1/17(a)                          6,000,000
    4,800,000   California Water Department Reserve Power Supply, Series G-10, 3.43%, 5/1/18(a)                         4,800,000
    4,000,000   Dublin County Multi Hsg for Park Sierra, Series A, 3.23%, 6/1/28(a)                                     4,000,000
    3,030,000   Irvine Assessment, District 89-10, 3.52%, 9/2/15(a)                                                     3,030,000
    1,000,000   Los Angeles MFH for Grand Promenade Project, 3.42%, 4/1/32(a)                                           1,000,000
      950,000   Orange County CA Sanitation, 3.36%, 8/1/13(a)                                                             950,000
      900,000   Santa Clara County El Cammo Hospital District, 3.48%, 8/1/15(a)                                           900,000
                                                                                                                  ---------------
                                                                                                                       99,445,000
                                                                                                                  ---------------
                COLORADO--0.8%
      400,000   Broomfield CO IDA for Buckeye Investments, 3.49%, 12/1/09(a)                                              400,000
    6,600,000   Colorado Ed & CultBear Creek School Project, 3.48%, 10/1/32(a)                                          6,600,000
    2,800,000   University of Colorado Hosp Auth Rev, Series B, 3.23%, 11/15/35(a)                                      2,800,000
                                                                                                                  ---------------
                                                                                                                        9,800,000
                                                                                                                  ---------------
                CONNECTICUT--0.6%
    1,160,000   Connecticut DAR for Independent Living Project, 3.21%, 7/1/15(a)                                        1,160,000
      640,000   Connecticut DAR for Pierce Memorial Baptist, 3.18%, 10/1/28(a)                                            640,000
      500,000   Connecticut HEFA for Hotchkiss School, Series A, 3.51%, 7/1/30(a)                                         500,000
      585,000   Connecticut Special Tax for Transportation Infrastructure, Series 1, 3.28%, 9/1/20(a)                     585,000
    2,800,000   Connecticut State Development Authority Rev for Solid Waste, 3.26%, 8/1/23(a)                           2,800,000
      590,000   Connecticut State HFA, Series D-3, 3.45%, 5/15/33(a)                                                      590,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                   (NOTE 1)
  ---------     ----------------------------------                                                                   --------
                CONNECTICUT (CONTINUED)
$   1,200,000   Hartford Redev. Agency MHR for Underwood Towers Project, 3.43%, 6/1/20(a)                         $     1,200,000
                                                                                                                  ---------------
                                                                                                                        7,475,000
                                                                                                                  ---------------
                FLORIDA--4.2%
   14,590,000   Alachua County Oak Hammock University Florida Project, 3.58%, 10/1/32(a)                               14,590,000
      635,000   Bonia Community Health-Series A, 3.49%, 12/1/29(a)                                                        635,000
      150,000   Broward County Education FACS Authority-City College Project, 3.47%,11/1/31(a)                            150,000
    1,245,000   Capital Finance Authority for Glenridge Palmer Ranch, 3.58%, 6/1/12(a)                                  1,245,000
    4,175,000   Collier County for Clevland Health Clinic, 3.56%, 1/1/35(a)                                             4,175,000
    2,100,000   Dade County Water Revenue, 3.21%, 10/5/22(a)                                                            2,100,000
      300,000   Duval County HFA for Lighthouse Bay Apartments, 3.47%, 12/1/32(a)                                         300,000
    5,945,000   Florida HFA for Collins Cove Senior Apartments, 3.27%, 2/1/36(a)                                        5,945,000
    3,000,000   Florida HFC Multifamily, 2.96%-3.24%, 8/1/35(a)                                                         3,000,000
    5,405,000   Florida HFC Multifamily for Bridgewater Club, 3.27%, 6/1/34(a)                                          5,405,000
      100,000   Miami-Dade County for Airis Miami LLC, 3.50%, 10/15/25(a)                                                 100,000
    1,100,000   Orange County for YMCA, Series A, 3.52%, 5/1/27(a)                                                      1,100,000
    5,400,000   Palm Beach County for Morse Obligation Group, 3.49%, 5/1/33(a)                                          5,400,000
    6,700,000   Palm Beach County for Raymond F Kravis Center, 3.40%, 7/1/32(a)                                         6,700,000
                                                                                                                  ---------------
                                                                                                                       50,845,000
                                                                                                                  ---------------
                GEORGIA--0.9%
    1,196,294   Georgia Muni Assoc. Pool Bd. COP, 3.48%, 12/15/20(a)                                                    1,196,294
    9,675,000   Marietta HFA for Woold Glen, 3.46%, 7/1/24(a)                                                           9,675,000
                                                                                                                  ---------------
                                                                                                                       10,871,294
                                                                                                                  ---------------
                IOWA--0.1%
    1,000,000   Des Moines HRB for Iowa Methodist Medical Center, 3.23%, 8/1/15(a)                                      1,000,000
                                                                                                                  ---------------
                LOUISIANA--8.6%
    1,000,000   Lake Charles District Revenue for Conoco, Series A, 3.24%, 9/1/29(a)                                    1,000,000
      965,000   Lake Charles HRB & Term. District Revenue for CITGO Corp., 3.25%, 8/1/07(a)                               965,000
       54,000   Louisiana Environmental Facilities Community DAR, 3.49%, 11/01/34(a)                                       54,000
       11,000   Louisiana Environmental Facilities Community DAR, 3.58%, 11/01/34(a)                                       11,000
      900,000   Louisiana Environmental Facilities Community DAR, Series A, 3.49%, 11/01/34(a)                            900,000
   29,965,000   Louisiana Local Government Shreveport Utility Systems Project, 3.50%, 10/1/26(a)                       29,965,000
       77,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.55%, 9/1/17(a)                77,000
      100,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.59%, 9/1/14(a)               100,000
    4,975,000   Louisiana Offshore Terminal Loop Inc, 3.47%, 9/1/08(a)                                                  4,975,000
   21,385,000   Louisiana PFA for Kenner Hotel Ltd., 3.57%,12/1/15(a)                                                  21,385,000
    1,325,000   Louisiana PFA, 3.25%, 7/1/30(a)                                                                         1,325,000
   26,500,000   Louisiana PFA, 3.50%, 3/15/25(a)                                                                       26,500,000
       65,000   Louisiana PFA, Multi-family, 3.47%, 6/15/31(a)                                                             65,000
      465,000   Port of New Orleans N.O. Cold Storage Project, 3.32%, 11/1/22(a)                                          465,000
    9,365,000   South Louisiana Port Holman Inc. Project, 3.33%, 1/1/27(a)                                              9,365,000
    4,965,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.20%, 7/1/18(a)                      4,965,000
    1,390,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.30%, 7/1/21(a)                      1,390,000
                                                                                                                  ---------------
                                                                                                                      103,507,000
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                   (NOTE 1)
  ---------     ----------------------------------                                                                   --------
                MARYLAND--3.5%
$   5,800,000   Howard County for Vantage House Facility, Series A, 3.47% 6/1/32(a)                               $     5,800,000
    1,075,000   Maryland Health & Higher Pooled Loan, Series D, 3.46%, 1/1/29(a)                                        1,075,000
    1,000,000   Maryland State Health & Higher Education for Carnegie Institute, 3.25%, 10/1/37(a)                      1,000,000
    1,975,000   Maryland State Health & Higher Education for Trinity College, 3.48%, 11/1/26(a)                         1,975,000
   22,315,000   Maryland State HEFA for Adventist Health Care, Series A, 3.48%, 1/1/35(a)                              22,315,000
   10,000,000   Maryland State HEFA for Adventist Health Care, Series B, 3.49%, 1/1/21(a)                              10,000,000
                                                                                                                  ---------------
                                                                                                                       42,165,000
                                                                                                                  ---------------
                MASSACHUSETTS--9.0%
      180,000   Massachusetts DFA for Gann Academy Project, 2.905%, 6/1/32(a)                                             180,000
    4,015,000   Massachusetts DFA for Bedford Notre Dame Health Care, 3.57% - 3.71%, 10/1/29(a)                         4,015,000
      600,000   Massachusetts DFA for Briarwood Retirement, 3.17% - 3.23%, 1/1/35(a)                                      600,000
   12,350,000   Massachusetts DFA for Brooksby Village Project, 3.46%, 7/1/32(a)                                       12,350,000
    9,295,000   Massachusetts DFA for Jewish Geriatric Services, 3.23%, 5/15/34(a)                                      9,295,000
      300,000   Massachusetts DFA for Jewish Geriatric Services, 3.23%, 5/15/34(a)                                        300,000
    9,225,000   Massachusetts DFA for Salem Community Corp, 3.48%, 1/1/35(a)                                            9,225,000
      662,000   Massachusetts DFA for Smith College, 3.35%, 7/1/24(a)(c)                                                  662,000
      900,000   Massachusetts DFA IDR for You Incorporated, 3.18%, 9/1/32(a)                                              900,000
      300,000   Massachusetts GO, Series 97-B, 3.42%, 9/1/16(a)                                                           300,000
   17,170,000   Massachusetts HEFA Capital Assets, Series A, 3.53%, 1/1/35(a)                                          17,170,000
    3,965,000   Massachusetts HEFA Capital Assets, Series D, 3.57%, 1/1/35(a)                                           3,965,000
      135,000   Massachusetts HEFA for Berklee College, Series A-2, 3.57%, 7/1/09(a)                                      135,000
      100,000   Massachusetts HEFA for Berklee College of Music, Series D, 3.24%, 10/1/27(a)                              100,000
   34,230,000   Massachusetts HEFA for Harvard University, Series R, 3.47%, 11/1/49(a)(c)                              34,230,000
      525,000   Massachusetts HEFA for Harvard University, Series Y, 3.20%, 7/1/35(a)(c)                                  525,000
      300,000   Massachusetts HEFA for Massachusetts Institute of Technology, Series J-2, 3.05%, 7/1/31(a)(c)             300,000
    8,425,000   Massachusetts HEFA for University of Massachusetts, Series A, 3.18%, 11/1/30(a)                         8,425,000
      100,000   Massachusetts HEFA for Wellesley College, Series E, 3.20%,7/1/22(a)(c)                                    100,000
      200,000   Massachusetts HEFA for Williams College, Series E, 3.43%, 8/1/14(a)(c)                                    200,000
    3,140,000   Massachusetts HFA for Single Family Housing, 3.17% - 3.20%, 12/1/30(a)                                  3,140,000
      520,000   Massachusetts Losell Mills Assoc LP, Series 95, 3.57%, 12/1/20(a)                                         520,000
      400,000   Massachusetts Series B, 2.95%, 9/1/16(a)                                                                  400,000
      520,000   Massachusetts WRA, Series 99-B, 3.12%, 8/1/28(a)                                                          520,000
    1,075,000   Massachusetts WRA, Series C, 3.60%, 8/1/20(a)                                                           1,075,000
      100,000   Massachusetts WSR, Series A, 3.41% 11/1/24(a)                                                             100,000
                                                                                                                  ---------------
                                                                                                                      108,732,000
                                                                                                                  ---------------
                MICHIGAN--6.0%
      100,000   Ann Arbor Economic For Glacier Hills Inc Project, 3.17%, 11/01/25(a)                                      100,000
    4,980,000   Ann Arbor Economic For Glacier Hills Inc Project, 3.53%, 11/01/25(a)                                    4,980,000
      450,000   Ann Arbor Economic For Glacier Hills Inc Project,2.98%,11/01/25(a)                                        450,000
       75,000   Ann Arbor Economic For Glacier Hills Inc Project,3.03%,11/01/25(a)                                         75,000
      700,000   Ann Arbor Economic For Glacier Hills Inc Project,3.47%,11/01/25(a)                                        700,000
    1,950,000   Detroit Sewer Disposal, 3.13%, 7/1/33(a)                                                                1,950,000
      100,000   Garden City For Hospital Group Series 96-A, 3.48%, 9/1/26(a)                                              100,000
    7,245,000   Green Lake Twp MI For EDA Interlocken Ctr, 3.42%, 6/1/34(a)                                             7,245,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                   (NOTE 1)
  ---------     ----------------------------------                                                                   --------
                MICHIGAN (CONTINUED)
$   1,500,000   Jackson County EDC for Thrifty Leoni Inc., 3.46%, 12/1/14(a)                                      $     1,500,000
      100,000   Jackson County EDC for Vista Grande Villa, 3.54%, 11/1/31(a)                                              100,000
    4,845,000   Michigan HDA for Berrien Woods, Series A, 3.56%, 7/1/32(a)                                              4,845,000
    1,260,000   Michigan HDA for River Places Apartments, 3.30%, 06/1/18(a)                                             1,260,000
      535,000   Michigan State Hospital For Hospital Equip Loan Program, 3.25%. 12/1/23(a)                                535,000
    7,760,000   Michigan State University Revenue, Series A, 3.52%, 8/15/32(a)                                          7,760,000
      400,000   Michigan Strategic Fund for Clark Retirement Community, 3.46%, 6/1/31(a)                                  400,000
    2,370,000   Michigan Strategic Fund for Haven Christian Services, 3.50%, 11/15/34(a)                                2,370,000
   15,525,000   Michigan Strategic Fund for Henry Ford Museum Village, 3.55%, 12/1/33(a)                               15,525,000
      140,000   Michigan Strategic Fund for M&P Cap LLC, Series A, 3.56%, 6/1/34(a)                                       140,000
    1,450,000   Michigan Strategic Fund for Mot LLC Project, 3.16% - 3.47%, 12/1/34(a)                                  1,450,000
      150,000   Milan Michigan Area Schools, 3.18%, 5/1/30(a)                                                             150,000
    1,150,000   Oakland University, 3.28%, 3/1/31(a)                                                                    1,150,000
   19,260,000   Wayne Charter County Detroit County A, 3.25%, 12/1/16(a)                                               19,260,000
                                                                                                                  ---------------
                                                                                                                       72,045,000
                                                                                                                  ---------------
                MINNESOTA--1.3%
       50,000   Andover Senior Housing for Presbyterian Homes,3.47%, 11/15/33(a)                                           50,000
       40,000   Brooklyn Center for Brookdale Corp II, 3.63%, 12/1/14 (a)                                                  40,000
       47,000   Cohasset for Minnesota Power & Light, 3.47%, 6/1/13(a)                                                     47,000
      100,000   Mankato Multifamily Highland Apartments, 3.63%, 5/1/27(a)                                                 100,000
    2,427,000   Minneapolis Fairview Health Services, 3.21%, 11/15/32(a)                                                2,427,000
    2,078,000   Minnesota HEFA for Carleton College Series 6D, 3.35%, 4/1/35(a)                                         2,078,000
    2,070,000   Minnesota HEFA for St. Olaf College, Series 5-H, 3.58%, 10/1/30(a)                                      2,070,000
      585,000   Minnesota HEFA for St. Olaf College, Series 5-H, 3.58%, 10/1/32(a)                                        585,000
    1,830,000   Minnesota State HFA for Residential Housing, 3.50% - 3.75%, 1/1/35(a)                                   1,830,000
      150,000   Regents University, Series A, 3.25%, 7/1/08(a)(c)                                                         150,000
       55,000   Roseville Commercial Dev. Revenue for Berger Transfer & Storage, 3.43%, 12/1/15(a)                         55,000
       35,000   St. Louis Park Catholic Fin Corp., 3.50%, 10/1/25(a)                                                       35,000
      750,000   St. Paul Housing & Redev. Authority MHR for Highland Ridge, 3.47%, 10/1/33(a)                             750,000
    5,185,000   State of Minnesota GO Bond, 5.00%, 8/1/06                                                               5,200,357
                                                                                                                  ---------------
                                                                                                                       15,417,357
                                                                                                                  ---------------
                MISSOURI--0.0%^
      190,000   Platte County IDR for Platte Care Facility, 3.24%, 10/1/10 (a)                                            190,000
                                                                                                                  ---------------
                NEVADA--0.4%
    5,450,000   Carson City Tahoe Regional Medical Center, 3.47%, 9/1/35(a)                                             5,450,000
                                                                                                                  ---------------
                NEW JERSEY--5.5%
      600,000   Hudson County, 3.52%, 7/15/26(a)                                                                          600,000
   23,700,000   New Jersey EDA for Airis Newark Project, 3.39%, 1/1/19(a)                                              23,700,000
    2,200,000   New Jersey EDA for Geriatrics Housing Services Series P-J, 3.20%, 11/1/31(a)                            2,200,000
    8,200,000   New Jersey EDA for Newark Container LLC, 3.26%, 7/1/30(a)                                               8,200,000
    4,735,000   New Jersey EDA Thermal Energy Marian Energy LLC, 3.39%, 9/1/31(a)                                       4,735,000
    1,400,000   New Jersey for Hospital Capital Asset, Series A, 3.36%, 7/1/35(a)                                       1,400,000
      500,000   New Jersey HCF for Communtity Hospital Group, Series A-1, 3.44%, 7/1/20(a)                                500,000
      700,000   New Jersey Sports Authority Expo, Series C, 3.37%, 9/1/24(a)                                              700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                   (NOTE 1)
  ---------     ----------------------------------                                                                   --------
                NEW JERSEY (CONTINUED)
$  16,150,000   New Jersey State Tax & Revenue Antic Notes, Series A, 4.00%, 6/23/06                              $    16,156,570
    7,775,000   Port Authority NY, NJ Bayerische Landesbank, 3.50%, 8/1/24(a)                                           7,775,000
      250,000   Port Authority of New York & New Jersey Versatile Structure 3, 3.50%, 6/1/20(a)                           250,000
                                                                                                                  ---------------
                                                                                                                       66,216,570
                                                                                                                  ---------------
                NEW YORK--21.1%
    9,600,000   Allegheny EFA for Carnegie Mellon University, 3.54%, 12/1/33(a)                                         9,600,000
    2,600,000   Long Island Power Authority Electric System Revenue, Series 2-B, 3.47%, 5/1/33(a)                       2,600,000
    9,900,000   Long Island Power, Sub-series 3-B, 3.32%, 5/1/33(a)                                                     9,900,000
   24,800,000   Metropolitan Transit Authority, 3.41%, 11/01/35(a)                                                     24,800,000
    8,000,000   Metropolitan Transit Authority, Sub Series E-1, 3.49%, 11/01/35(a)                                      8,000,000
    4,395,000   Metropolitan Transportation Authority, 3.12%, 11/1/32(a)                                                4,395,000
    3,000,000   New York City GO, Series A-4, 3.50%, 8/1/22(a)                                                          3,000,000
   24,265,000   New York City GO, Series -H1, 3.50%, 3/1/34(a)                                                         24,265,000
   20,000,000   New York City GO, Sub Series F-3, 3.40% - 3.47%, 9/1/35(a)                                             20,000,000
    2,100,000   New York City Housing Development Corp, 3.19%, 1/1/36(a)                                                2,100,000
   19,050,000   New York City Water, 3.50%, 6/15/25(a)                                                                 19,050,000
   11,550,000   New York City Water, 3.58%, 6/15/18(a)                                                                 11,550,000
    5,440,000   New York City Water, 3.58%, 6/15/33(a)                                                                  5,440,000
   10,330,000   New York City WFA, Series A-6, 3.50%, 11/1/26(a)                                                       10,330,000
    6,700,000   New York City, 3.56%, 8/15/23(a)                                                                        6,700,000
    1,225,000   New York City, TFA, Series H3, 3.50%, 11/1/22(a)                                                        1,225,000
    1,300,000   New York State HFA for Bleecker Terrace Apartments, 3.50%, 7/1/15(a)                                    1,300,000
    5,500,000   New York State HFA for Victory, 3.16%, 11/1/33(a)                                                       5,500,000
    4,425,000   New York State HFA for W 43rd St., 3.23%, 11/1/34(a)                                                    4,425,000
    6,000,000   New York State HFA, Series B, 3.18%, 3/15/26(a)                                                         6,000,000
   34,500,000   New York State LGAC., 3.10%, 4/1/25(a)                                                                 34,500,000
   31,500,000   Triborough Bridge & Tunnel Authority, 3.14% - 3.42%, 1/1/32(a)                                         31,500,000
    8,700,000   Westchester IDA for Catherine Field Home, 3.44%, 1/1/31(a)                                              8,700,000
                                                                                                                  ---------------
                                                                                                                      254,880,000
                                                                                                                  ---------------
                NORTH CAROLINA--4.3%
   51,100,000   North Carolina EFA for Cardinal Gibbons, 3.21% - 3.44%, 12/1/28(a)                                     51,100,000
      600,000   North Carolina EFA for Cardinal Gibbons, 3.47%, 8/1/14(a)                                                 600,000
      900,000   North Carolina Medical Care Community for Stanley Total Living Center, 3.53%, 4/1/18(a)                   900,000
                                                                                                                  ---------------
                                                                                                                       52,600,000
                                                                                                                  ---------------
                OHIO--4.3%
    4,500,000   Akron Bath Copley HDR for Summa Health System, Series B, 3.48%, 11/1/34(a)                              4,500,000
      200,000   Butler County HCF for Lifesphere, 3.46%, 5/1/27(a)                                                        200,000
      300,000   Clinton County for Wilmington Airport, 3.48%, 6/1/11(a)                                                   300,000
    3,800,000   Cuyahoga County EDA for Cleveland Botanical Gardens, 3.48%, 7/1/31(a)                                   3,800,000
    2,170,000   Cuyahoga County for Cleveland Health Education Museum, 3.49%, 3/1/32(a)                                 2,170,000
    1,000,000   Cuyahoga County HCF for Devon Oaks, 3.48%, 2/1/34(a)                                                    1,000,000
    7,400,000   Evandale County IDR for SHV Realty, Inc., 3.40%, 9/1/15(a)                                              7,400,000
      290,000   Franklin County Hospital Revenue for U.S. Health Corp., 3.45%, 12/1/20(a)                                 290,000
      460,000   Franklin County Hospital Revenue for U.S. Health Corp., Series 96, 3.45%, 12/1/21(a)                      460,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                   (NOTE 1)
  ---------     ----------------------------------                                                                   --------
                OHIO (CONTINUED)
$     145,000   Geauga County for Heather Hill Inc,,3.46%, 7/1/23(a)                                              $       145,000
      150,000   Hamilton County for Alliance Health, 3.19%, 1/1/18(a)                                                     150,000
    2,500,000   Hamilton County HCF, 3.45%, 6/1/35(a)                                                                   2,500,000
      190,000   Kent State University Receipts, 3.28%, 5/1/31(a)                                                          190,000
    4,025,000   Licking County HCF, 3.46%, 11/1/33(a)                                                                   4,025,000
       10,000   Marion County Hospital Improvement, Pooled Lease Program, 3.48%, 11/1/21(a)                                10,000
    1,625,000   Middleburgh Heights for Southwest General Hospital, 3.47%, 8/15/22(a)                                   1,625,000
      100,000   Ohio Air Quality DAR for Ohio Edison, Series A, 3.20%, 2/1/14(a)                                          100,000
       50,000   Ohio Air Quality, 3.38%, 6/1/23(a)                                                                         50,000
    1,260,000   Ohio Higher EFA for Ashland University, 3.52%, 9/1/24(a)                                                1,260,000
      100,000   Ohio Higher EFA for Case Western University, 3.20%, 10/1/31(a)                                            100,000
      400,000   Ohio State University General Receipts, 3.35%, 12/1/17(a)(c)                                              400,000
      700,000   Ohio State University General Receipts, 3.35%, 12/1/27(a)(c)                                              700,000
    4,350,000   Ohio WDA, 3.58%, 5/15/19(a)                                                                             4,350,000
    7,850,000   Paulding County for Waste Disposable, 3.59%, 8/1/26(a)                                                  7,850,000
      200,000   Toledo City Services Special Assessment, 3.47%, 12/1/06(a)                                                200,000
    8,000,000   Toledo Lucas County, 3.46%, 5/15/38(a)                                                                  8,000,000
                                                                                                                  ---------------
                                                                                                                       51,775,000
                                                                                                                  ---------------
                OKLAHOMA--0.0%^
      500,000   Oklahoma City for Christian College, 3.71%, 7/1/15(a)                                                     500,000
                                                                                                                  ---------------
                OREGON--0.0%^
      500,000   Portland MFH for South Park, 3.27%, 12/1/11(a)                                                            500,000
                                                                                                                  ---------------
                PENNSYLVANIA--5.6%
    6,300,000   Beaver County IDA for FirstEnergy Nuclear, 3.23%,1/1/35(a)                                              6,300,000
    1,575,000   Bucks County IDA, 3.40%, 7/1/15(a)                                                                      1,575,000
      250,000   Chartier Valley Pa for Comm'l Dev 1133, 3.49%, 8/1/07(a)                                                  250,000
    3,100,000   Chester County IDA for Archdiocese Philadelphia, 3.54%, 7/1/31(a)                                       3,100,000
    2,450,000   Delaware County IDR for Sun, Inc., 3.24%, 11/1/33(a)                                                    2,450,000
   10,600,000   Emmaus General Authority Revenue, Series G-18, 3.23%, 3/1/24(a)                                        10,600,000
    1,215,000   Lebanon County HCF for ECC Retirement Village, 3.52%, 10/15/25(a)                                       1,215,000
    2,000,000   Manheim Township School District, 3.47%, 5/1/23(a)                                                      2,000,000
    1,900,000   Montgomery County for Higher Ed. William Penn Charter, 3.49%, 9/15/31(a)                                1,900,000
    2,000,000   Pennsylvania State HEFA, 3.46%, 11/1/14(a)                                                              2,000,000
    1,300,000   Pennsylvania Turnpike, Series A-3, 3.23%, 12/1/30(a)                                                    1,300,000
      500,000   Philadelphia IDR for Fox Chase Cancer Ctr, 3.52%, 7/1/25(a)                                               500,000
    6,125,000   Philadelphia, 3.37% - 3.78%, 3/1/27(a)                                                                  6,125,000
   10,370,000   Quakertown Pennsylvania General Authority Revenue, 3.20%, 7/1/26(a)                                    10,370,000
   14,000,000   Westmoreland County Redstone Highland Apts, 3.48%, 1/1/36(a)                                           14,000,000
    3,900,000   Wilkens Area IDA for Fairview Extended Care, Series B, 3.43 1/1/21(a)                                   3,900,000
                                                                                                                  ---------------
                                                                                                                       67,585,000
                                                                                                                  ---------------
                PUERTO RICO--0.6%
       70,000   Puerto Rico GO Commonwealth, 5.25%, 7/1/15(b)                                                              71,148
      573,000   Puerto Rico Government Development Bank, 3.16%, 12/1/15(a)                                                573,000
    6,278,000   Puerto Rico Highway & Transportation Authority, Series A, 3.13%, 7/1/28(a)                              6,278,000
                                                                                                                  ---------------
                                                                                                                        6,922,148
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                   (NOTE 1)
  ---------     ----------------------------------                                                                   --------
                TENNESSEE--0.0%^
$     495,000   Chattanooga IDA for Baylor School, 3.47%, 11/1/16(a)                                              $       495,000
                                                                                                                  ---------------
                TEXAS--5.1%
    3,700,000   Harris County IDA for Baytank Houston, Inc., 3.23%, 2/1/20(a)                                           3,700,000
   39,755,000   Texas State Tax and Revenue General Obligations, 4.50%, 8/31/06                                        39,870,376
   18,000,000   Travis County Health Querencia Barton Creek-C, 3.48%, 11/15/35(a)                                      18,000,000
                                                                                                                  ---------------
                                                                                                                       61,570,376
                                                                                                                  ---------------
                VIRGINIA--2.4%
   11,525,000   Alexandria County IDA for Goodwin House, 3.54%, 10/1/35(a)                                             11,525,000
      680,000   Arlington County Virginia Rev for Ballston Public Parking, 3.27%, 8/1/17(a)                               680,000
      511,000   Chesapeake County IDA for Cheaspeake General Hospital, Series B, 3.22%, 7/1/31(a)                         511,000
    1,056,000   Clarke County IDR Winchester Medical Center, 3.28%, 1/1/30(a)                                           1,056,000
      401,000   Fairfax County EDA Smithsonian Institute, 3.46%, 12/1/33(a)                                               401,000
      255,000   Hampton County MFH for Shoreline Apartments, 3.25%, 12/1/19(a)                                            255,000
    1,180,000   Henrico County EDA for White Oaks Ltd Project, 3.25%, 10/1/27(a)                                        1,180,000
    1,650,000   King George County Garnet of VA Inc Project, 3.52%, 9/1/21(a)                                           1,650,000
      126,000   Peninsula Port Authority for Dominion Terminal, 3.50%, 7/1/16(a)                                          126,000
    1,270,000   Portsmouth Redevelopment & HSG - Multifamily, 3.27%, 6/1/30(a)                                          1,270,000
    9,885,000   University of Virginia, Series A, 3.25%, 6/1/34(a)(c)                                                   9,885,000
                                                                                                                  ---------------
                                                                                                                       28,539,000
                                                                                                                  ---------------
                WASHINGTON--1.6%
   19,350,000   Emerald Heights Project, 3.58%, 7/1/33(a)                                                              19,350,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $1,210,455,745)                                               100.1%       1,210,455,745
                COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                    0.0^              (9,643)
                DISTRIBUTION (12b-1) FEES PAYABLE                                                        0.0^              (1,614)
                LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (0.1)          (1,167,238)
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $ 1,209,277,250
                                                                                                       =====      ===============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON
                SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE
                NET ASSETS OF EACH CLASS:
                285,535,863 SHARES CLASS R                                                                        $          1.00
                                                                                                                  ===============
                40,656,390 SHARES CLASS TREASURER'S TRUST                                                         $          1.00
                                                                                                                  ===============
                6,356,745 SHARES CLASS 75                                                                         $          1.00
                                                                                                                  ===============
                2,648,082 SHARES CLASS 70                                                                         $          1.00
                                                                                                                  ===============
                261,711 SHARES CLASS 45                                                                           $          1.00
                                                                                                                  ===============
                62,963,368 SHARES CLASS 25                                                                        $          1.00
                                                                                                                  ===============
                105,609 SHARES CLASS 15                                                                           $          1.00
                                                                                                                  ===============
                10,347 SHARES CLASS 12                                                                            $          1.00
                                                                                                                  ===============
                810,739,135 SHARES CLASS 8                                                                        $          1.00
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--96.8%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                CALIFORNIA--96.8%
$   1,800,000   California Housing Finance Agency Revenue, Series P, 3.25%, 2/1/27(a)                             $     1,800,000
    3,720,000   California Infrastructure & Economic Development, Series A, 3.50%, 9/1/28(a)                            3,720,000
    2,400,000   California Infrastructure & Economic Development, Series B, 3.40%-3.50%, 4/1/42(a)                      2,400,000
    2,545,000   California Pollution Control Colmac Energy, Series A, 3.21%, 12/1/16(a)                                 2,545,000
    5,945,000   California Pollution Control Pacific Gas & Electric Finance, 3.54%, 11/1/26(a)                          5,945,000
    2,300,000   California Pollution Control Wadham Energy LP, 3.22%, 11/1/17(a)                                        2,300,000
      775,000   California School Facilities for Capital Improvements, Series C, 3.12%, 7/1/22(a)                         775,000
    8,475,000   California State Economic Recovery, Series C-6, 3.48%, 7/1/23(a)                                        8,475,000
    3,740,000   California State Economic Recovery, Series C-8, 3.50%, 7/1/23(a)                                        3,740,000
    4,000,000   California State General Obligation, Sub Series A-1, 3.10%, 5/1/40(a)                                   4,000,000
    2,140,000   California State Water Reserve Power Supply Revenue, Series C-15, 3.39%, 5/1/22(a)                      2,140,000
    2,700,000   California State Water Reserve Power Supply Revenue, Series C-9, 3.40%, 5/1/22(a)                       2,700,000
    1,290,000   California State Water Reserve Power Supply Revenue, Series B-4, 3.50%, 5/1/22(a)                       1,290,000
    2,950,000   California State Water Reserve Power Supply Revenue, Series C13, 3.37%, 5/1/22(a)                       2,950,000
    5,100,000   California State Water Reserve Power Supply Revenue, Series B-3, 3.48%, 5/1/22(a)                       5,100,000
      545,000   California State Water Reserve Power Supply Revenue, Series B-6, 3.46%, 5/1/22(a)                         545,000
    6,200,000   California Statewide CDA for Covenant Retirement Community, 3.43%, 12/1/25(a)                           6,200,000
    2,200,000   California Statewide CDA for Early Education Community Center COP, 3.44%, 9/1/31(a)                     2,200,000
    2,175,000   Chula Vista Charter City for Home Depot Project, Inc., 3.37%, 12/1/10(a)                                2,175,000
    2,900,000   Dublin California Multi Housing for Park Sierra, Series A, 3.23%, 6/1/28(a)                             2,900,000
    1,000,000   Fremont California COP Family Reserve Center, Series 88, 3.46%, 8/1/30(a)                               1,000,000
    1,400,000   Fremont California Public Finance Family Reserve Center, Series 98, 3.46%, 8/1/28(a)                    1,400,000
    5,699,000   Irvine Assessment California Ltd Obligation Improvement Bonds District 87-8, 3.50%,
                  9/2/24(a)                                                                                             5,699,000
    2,346,000   Irvine California Improvement Bond District #00-18, Series A, 3.46%, 9/2/26(a)                          2,346,000
    4,460,000   Irvine California District Assessment District 89-10, 3.52%, 9/2/15(a)                                  4,460,000
    2,100,000   Irvine California Improvement Bond Act of 1915 Assessment District 97-17, 3.46%,
                  9/2/23(a)                                                                                             2,100,000
    2,700,000   Irvine Ranch California, Series '85, 3.46%, 10/1/10(a)                                                  2,700,000
    4,385,000   Long Beach California Harbor Revenue, Series A, 3.22%, 5/15/27(a)                                       4,385,000
    3,400,000   Los Angeles California Cmnty Redev Multifamily 2nd & Central Apartments-A, 3.18%,
                  12/1/38(a)                                                                                            3,400,000
    4,000,000   Los Angeles California MFH Grand Promenade Project, 3.42%, 4/1/32(a)                                    4,000,000
    1,300,000   Metro Water District So California Waterworks Revenue, Series B-2, 3.46%, 7/1/28(a)                     1,300,000
      715,000   Orange County California Sanitation Authority, 3.36%, 8/1/13(a)                                           715,000
    3,000,000   Orange County California Sanitation COPS, 3.49%, 8/1/29(a)                                              3,000,000
    2,900,000   Riverside County California Facilities District # 88-4 Community, 3.16%, 9/1/14(a)                      2,900,000
    4,000,000   San Francisco Community Facilities District # 4, 3.44%, 8/1/31(a)                                       4,000,000
    1,400,000   Santa Ana California United School District, 3.16%, 7/1/15(a)                                           1,400,000
    4,500,000   Santa Clara County California El Cammo Hospital District, 3.48%, 8/1/15(a)                              4,500,000
    3,700,000   Stockton HCF for Dameron Hospital Association, Series A, 3.54%, 12/1/32(a)                              3,700,000
    1,465,000   Turlock Irrigation District for Transportation Project, Series A, 3.50%, 1/1/31(a)                      1,465,000
    1,800,000   Tustin California Improvement 1915 Reassessment District # 95-2, 3.46%, 9/2/13(a)                       1,800,000
                                                                                                                  ---------------
                                                                                                                      120,170,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $120,170,000)                                                  96.8%         120,170,000
                COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                    0.0^              (2,721)
                DISTRIBUTION (12b-1) FEES PAYABLE                                                        0.0^                (680)
                OTHER ASSETS, LESS LIABILIES                                                             3.2            3,967,112
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $   124,133,711
                                                                                                       =====      ===============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                124,133,711 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                            $          1.00
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--80.8%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                CONNECTICUT--76.4%
$   1,300,000   Connecticut DAR for Independent Living, 3.21%, 7/1/15(a)                                          $     1,300,000
    2,150,000   Connecticut DAR for Pierce Memorial Baptist, 3.18%, 10/1/28(a)                                          2,150,000
    1,300,000   Connecticut HEFA for Hotchkiss School, Series A, 3.51%, 7/1/30(a)                                       1,300,000
    1,000,000   Connecticut HEFA for Kingswood-Oxford School, 3.46%, 7/1/30(a)                                          1,000,000
    1,200,000   Connecticut HEFA for Klingberg Family Center, 3.43%, 7/1/32(a)                                          1,200,000
      100,000   Connecticut HEFA for Yale University, Series T-1, 3.50%, 7/1/29(a)(c)                                     100,000
      100,000   Connecticut HEFA for Yale University, Series V-2, 3.45%, 7/1/36(a)(c)                                     100,000
    1,100,000   Connecticut HEFA for Yale University, Series X-3, 3.50%, 7/1/37(a)(c)                                   1,100,000
    2,210,000   Connecticut HFA, Sub Series D-3, 3.45%, 5/15/33(a)                                                      2,210,000
    1,615,000   Connecticut Special Tax Obligation for Transportation Infrastructure, 3.28%, 9/1/20(a)                  1,615,000
    1,300,000   Connecticut State Development Authority for Solid Waste, 3.26%, 8/1/23(a)                               1,300,000
    1,205,000   Connecticut State GO, Series 1-A, 3.54%, 2/15/21(a)                                                     1,205,000
      860,000   Connecticut State GO, Series 97-B, 3.42%, 5/15/14(a)                                                      860,000
    1,300,000   Hartford Redev. Agency MHR for Underwood Towers Project, 3.43%, 6/1/20(a)                               1,300,000
    2,020,000   New Canaan Housing Authority for Village at Waveny Care Center, 3.20%, 1/1/22(a)                        2,020,000
      500,000   North Canaan Housing Authority for Geer Woods Project, 3.46%, 8/1/31 (a)                                  500,000
    1,625,000   Shelton County HFA for Crosby Commons Project, 3.51%, 1/1/31(a)                                         1,625,000
                                                                                                                  ---------------
                                                                                                                       20,885,000
                                                                                                                  ---------------
                PUERTO RICO--4.4%
    1,210,000   Puerto Rico Government Development Bank, 3.16%, 12/1/15(a)                                              1,210,000
                                                                                                                  ---------------
                TOTAL INVESTMENTS (COST* $22,095,000)                                                   80.8%          22,095,000
                OTHER ASSETS, LESS LIABILITIES                                                          19.2            5,249,562
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $    27,344,562
                                                                                                       =====      ===============

              RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006

                ASSETS
                Investments in securities, at value (Cost $22,095,000)                                               $ 22,095,000
                Cash                                                                                                    5,191,523
                Interest receivable                                                                                        61,965
                                                                                                                     ------------

                Total Assets                                                                                           27,348,488
                                                                                                                     ------------
                LIABILITIES
                Comprehensive management fees payable                                                                       2,808
                Distribution (12b-1) fees payable                                                                             891
                Other Liabilities                                                                                             227
                                                                                                                     ------------
                Total Liabilities                                                                                           3,926
                                                                                                                     ------------

                NET ASSETS                                                                                           $ 27,344,562
                                                                                                                     ============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                27,344,562 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                $       1.00
                                                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--99.3%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                FLORIDA--94.6%
$   5,265,000   Alachua County HFA for Oak Hammock University, 3.58%, 10/1/32(a)                                  $     5,265,000
    1,850,000   Broward County Florida Educational Facs Auth, City College Project, 3.47%, 11/1/31(a)                   1,850,000
    1,930,000   Broward County HFA for Jacaranda Village Apartments, 3.22%, 9/1/22(a)                                   1,930,000
    2,000,000   Capital Finance Authority for Glenride Palmer Ranch, 3.58%, 6/1/12(a)                                   2,000,000
      320,000   Collier County for Cleveland Health Clinic, 3.56%, 1/1/35(a)                                              320,000
    1,925,000   Dade County IDA for Dolphins Stadium, Series C, 3.20%, 1/1/16(a)                                        1,925,000
      145,000   Dade County IDA for Florida Power & Light, 3.55%, 6/1/21(a)                                               145,000
    2,600,000   Duval County HFA for Lighthouse Bay Apartments, 3.47%, 12/1/32(a)                                       2,600,000
    1,200,000   Florida HEFA Saint Thomas University Project, 3.59%, 1/1/19(a)                                          1,200,000
    3,470,000   Florida HFC Multifamily for Bridgewater Club, 3.27%, 6/1/34(a)                                          3,470,000
      900,000   Florida HFC Multifamily for Wellesley Apartments, 2.96%, 8/1/35(a)                                        900,000
    2,080,000   Jacksonville Florida Dist Energy System Series A, 3.42%, 10/1/34(a)                                     2,080,000
    2,755,000   Jacksonville Florida HFA for Southern Baptist Hospital, Series A, 3.59%, 8/15/33(a)                     2,755,000
    2,295,000   Lee County IDA for Bonita Community Health Services, Series A, 3.49%, 12/1/29(a)                        2,295,000
    1,000,000   Manatee County PCR for Florida Power & Light, 3.55%, 9/1/24(a)                                          1,000,000
    4,200,000   Miami Dade County IDA for Airis Miami LLC, Series A, 3.50%, 10/15/25(a)                                 4,200,000
    1,185,000   Orange County YMCA, Series A, 3.52%, 5/1/27(a)                                                          1,185,000
    4,400,000   Palm Beach County for Morse Obligation Group, 3.49%, 5/1/33(a)                                          4,400,000
    2,700,000   Palm Beach County for Raymond F Kravis Center Project, 3.40%, 7/1/32(a)                                 2,700,000
    1,800,000   Palm Beach County for School Board, Series B, 3.45%, 8/1/27 (a)                                         1,800,000
    1,000,000   Pinellas County HFA, 3.48%, 11/1/15(a)                                                                  1,000,000
      500,000   Pinellas County Florida HFA for Pooled Hospital Loan Program, Series 85, 3.60%,
                  12/1/15(a)                                                                                              500,000
    2,000,000   Port Orange for Palmer College, 3.47%, 10/1/32(a)                                                       2,000,000
    2,800,000   Putnam County Dev. Authority PCR for Florida Power & Light, 3.55%, 9/1/24(a)                            2,800,000
      500,000   Sarasota County HCF for Bay Village, 3.52%, 12/1/23(a)                                                    500,000
      200,000   Seminole County IDA HCF for Florida Living Nursing, 3.67%, 2/1/11(a)                                      200,000
      400,000   University of North Florida Capital Improvements Project, 3.57%, 11/1/24(a)                               400,000
      700,000   Volusia County IDR for Easter Seal Society of Volusia, 3.58%, 9/1/21(a)                                   700,000
                                                                                                                  ---------------
                                                                                                                       52,120,000
                                                                                                                  ---------------
                NEW YORK--1.7%
      925,000   New York City Transitional, Series 3, 3.35%, 11/1/22(a)                                                   925,000
                                                                                                                  ---------------
                PUERTO RICO--3.0%
    1,647,000   Puerto Rico Government Development Bank, 3.16%, 12/1/15(a)                                              1,647,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $54,692,000)                                                   99.3%          54,692,000
                COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                    0.0^              (7,328)
                DISTRIBUTION (12b-1) FEES PAYABLE                                                        0.0^              (1,832)
                OTHER ASSETS, LESS LIABILITIES                                                           0.7              375,604
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $    55,058,444
                                                                                                       =====      ===============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                55,058,444 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.                            $          1.00
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--95.3%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                MASSACHUSETTS--95.3%
$     890,000   Massachusetts DFA for Bedford Notre Dame Health Care, 3.57%, 10/1/29(a)                           $       890,000
      800,000   Massachusetts DFA for Briarwood Retirement, 3.02%, 1/1/35(a)                                              800,000
    2,250,000   Massachusetts DFA for Brooksby Village Project, 3.46%, 7/1/32(a)                                        2,250,000
      720,000   Massachusetts DFA for Gann Academy Project, 3.51%, 6/1/32(a)                                              720,000
    1,250,000   Massachusetts DFA for Jewish Geriatric Services, 3.23%, 5/15/34(a)                                      1,250,000
      655,000   Massachusetts DFA for Mystic Valley School, 3.47%, 6/15/08(a)                                             655,000
    1,000,000   Massachusetts DFA for Salem Community Corporation, 3.48%, 1/1/35(a)                                     1,000,000
      600,000   Massachusetts DFA for Smith College, 3.35%, 7/1/24(a)(c)                                                  600,000
      200,000   Massachusetts DFA for Smith College, 3.35%, 7/1/29(a)(c)                                                  200,000
       50,000   Massachusetts DFA for, 3.43%, 5/15/34(a)                                                                   50,000
      800,000   Massachusetts DFA IDR for Ocean Spray Cranberries, 3.47%, 10/15/11(a)                                     800,000
    1,900,000   Massachusetts DFA IDR for You Incorporated, 3.18%, 9/1/32(a)                                            1,900,000
    1,200,000   Massachusetts GO, Series 97-B, 3.42%, 9/1/16(a)                                                         1,200,000
      700,000   Massachusetts HEFA for Berklee College of Music, Series B, 3.24%, 10/1/27(a)                              700,000
    1,380,000   Massachusetts HEFA for Cap Asset Program, Series A, 3.53%, 1/1/35(a)                                    1,380,000
    1,800,000   Massachusetts HEFA for Cap Asset Program, Series D, 3.57%, 1/1/35(a)                                    1,800,000
    2,000,000   Massachusetts HEFA for Harvard University, Series R, 3.47%, 11/1/49(a)(c)                               2,000,000
      175,000   Massachusetts HEFA for Harvard University, Series Y, 3.20%, 7/1/35(a)(c)                                  175,000
    1,000,000   Massachusetts HEFA for MIT, Series J-2, 3.25%, 7/1/31(a)(c)                                             1,000,000
      825,000   Massachusetts HEFA for University of Massachusetts, Series A, 3.18%, 11/1/30(a)                           825,000
      800,000   Massachusetts HEFA for Wellesley College, Series E, 3.20%, 7/1/22(a)(c)                                   800,000
      700,000   Massachusetts HEFA for Williams College, Series E, 3.43%, 8/1/14(a)(c)                                    700,000
      600,000   Massachusetts IFA for Tech Mold & Tool, 3.29%, 6/1/18(a)                                                  600,000
      180,000   Massachusetts WRA, Series 99-B, 3.12%, 8/1/28(a)                                                          180,000
      630,000   Massachusetts WRA, Series B, 3.21%, 4/1/28(a)                                                             630,000
    1,250,000   Massachusetts WRA, Series C, 3.21%, 8/1/37(a)                                                           1,250,000
    2,080,000   Massachusetts WRA, Series C, 3.60%, 8/1/20(a)                                                           2,080,000
      700,000   Massachusetts WSR, Series A, 3.41% 11/1/24(a)                                                             700,000
                                                                                                                  ---------------
                                                                                                                       27,135,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $27,135,000)                                                   95.3%          27,135,000
                COMPREHENSIVE MANAGEMENT FEE PAYABLE                                                     0.0               (3,666)
                DISTRIBUTION (12b-1) FEES PAYABLE                                                        0.0                 (917)
                OTHER ASSETS, LESS LIABILITIES                                                           4.7            1,332,241
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $    28,462,658
                                                                                                       =====      ===============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                28,462,658 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                             $          1.00
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--85.1%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                MICHIGAN--82.9%
$     175,000   Ann Arbor Economic Development Corp for Glacier Hills Inc, Series A, 3.05%-3.53%,
                  11/1/25(a)                                                                                      $       175,000
    1,500,000   Detroit Mich Sew Disp Rev Var, Series B, 2.88%-3.55%, 7/1/33(a)                                         1,500,000
      400,000   Garden City Hospital Finance Authority, Series 96-A, 3.48%, 9/1/26(a)                                     400,000
      500,000   Grand Rapids Economical Development Corp for Baker Knapp & Tubbs, 3.48%, 6/1/12(a)                        500,000
      500,000   Green Lake Township Michigan Economic Development, 3.78%, 6/1/34(a)                                       500,000
      600,000   Jackson County Economic Development Corp for Vista Grande Villa Sr Lien-, Series A,
                  3.54%, 11/01/31(a)                                                                                      600,000
      300,000   Jackson County for Vista Grande Villa -Sr Lien-, Series A, 3.54%, 11/1/31(a)                              300,000
    1,105,000   Michigan State HSG Development Authority Multi-Family for Berrien Woods III, Series A,
                  3.56%, 7/1/32(a)                                                                                      1,105,000
      480,000   Michigan State HSG Development Authority Multi-Family for River Place Apts, 3.30%,
                  6/1/18(a)                                                                                               480,000
      775,000   Michigan State University Revenue, Series A, 3.52%, 8/15/32(a)                                            775,000
      758,000   Michigan Strategic Fund for Grayling General Solid Waste, 3.25%, 1/1/14(a)                                758,000
      775,000   Michigan Strategic Fund for Haven Christian Services, 3.50%, 11/15/34(a)                                  775,000
      775,000   Michigan Strategic Fund for Henry Ford Museum Village, 3.55%, 12/1/33(a)                                  775,000
      160,000   Michigan Strategic Fund for M&P CAP, Series A, 3.56%, 6/1/34(a)                                           160,000
      100,000   Michigan Strategic Fund for Mot LLC, 3.47%, 12/1/34(a)                                                    100,000
      345,000   Michigan Strategic Fund for Peachwood Center Association, 3.24%, 6/1/16(a)                                345,000
    1,045,000   Milan Michigan Area School, 3.42%-3.58%,5/1/30(a)                                                       1,045,000
      500,000   Oakland County Michigan EDC for Graphic-Technology INC, 3.53%, 4/1/28(a)                                  500,000
      625,000   Oakland University, 3.28%, 3/1/31(a)                                                                      625,000
      660,000   Wayne Charter County Michigan Airport, Series A, 3.25%,12/1/16(a)                                         660,000
      400,000   Wayne Charter County Michigan Airport, Series A, 3.27%, 12/1/32(a)                                        400,000
    1,000,000   WoodHaven Brownstown Michigan School, Series B, 3.47%, 5/1/34(a)                                        1,000,000
                                                                                                                  ---------------
                                                                                                                       13,478,000
                                                                                                                  ---------------
                PUERTO RICO--2.2%
      350,000   Puerto Rico Government Development Bank, 3.16%, 12/1/15(a)                                                350,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $13,828,000)                                                   85.1%          13,828,000
                OTHER ASSETS, LESS LIABILITIES                                                          14.9            2,425,156
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $    16,253,156
                                                                                                       =====      ===============

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006

                ASSETS
                Investments in securities, at value (Cost $13,828,000)                                               $ 13,828,000
                Cash                                                                                                    2,366,349
                Interest receivable                                                                                        59,278
                Due from Custodian                                                                                          2,415
                                                                                                                     ------------

                Total Assets                                                                                           16,256,042
                                                                                                                     ------------
                LIABILITIES
                Comprehensive Management fees payable                                                                       2,207
                Distribution (12b-1) fees payable                                                                             552
                Chief Compliance Officer expenses payable                                                                       1
                Trustee Fees payable                                                                                          126
                                                                                                                     ------------
                Total Liabilities                                                                                           2,886
                                                                                                                     ------------

                NET ASSETS                                                                                           $ 16,253,156
                                                                                                                     ============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                16,253,156 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                $       1.00
                                                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--85.7%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                NEW JERSEY--85.7%
$   1,160,000   Atlantic County Pooled Government Loan Program, 3.22%, 7/1/26(a)                                  $     1,160,000
    2,050,000   Hudson County NJ Impt Auth Auth, 3.10%-3.72%, 7/15/26(a)                                                2,050,000
    2,400,000   New Jersey EDA for Bayonne Dock, 3.54%, 12/1/27(a)                                                      2,400,000
    2,600,000   New Jersey EDA for Foreign Trade, Series 98, 3.55%, 12/1/07(a)                                          2,600,000
    2,500,000   New Jersey EDA for Geriatrics Housing Services Series P-J, 3.20%, 11/1/31(a)                            2,500,000
    2,300,000   New Jersey EDA for US Golf Association Project, 3.44%, 5/1/23(a)                                        2,300,000
    1,340,000   New Jersey EDA for Newark Project, 3.39%, 1/1/19(a)                                                     1,340,000
    4,200,000   New Jersey EDA for Newark Container LLC, 3.26%, 7/1/30(a)                                               4,200,000
    1,900,000   New Jersey EDA for RJB Associates, ERN, 3.44%, 8/1/08(a)                                                1,900,000
    2,000,000   New Jersey EDA for SCH Princeton Project, 3.44%, 11/1/34(a)                                             2,000,000
      200,000   New Jersey EDA for Solthaven Project, Seires A, 3.52%, 1/15/18(a)                                         200,000
    3,465,000   New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.39%, 9/1/31(a)                                3,465,000
      800,000   New Jersey Health Care Facs Financing Auth, Series A1, 3.44%, 7/1/20 (a)                                  800,000
    1,495,000   New Jersey Health Care St Barnabas, Series 2001A, 3.20%, 7/1/31(a)                                      1,495,000
    2,500,000   New Jersey Sports Authority Expo, Series C, 3.37%, 9/1/24(a)                                            2,500,000
    1,900,000   New Jersey State Single Family Housing, Series D, 3.36%, 10/1/26 (a)                                    1,900,000
    2,000,000   New Jersey State Tax & Revenue, Series C, 4.00%, 6/23/06                                                2,000,908
    1,000,000   New Jersey Turnpike Authority, Series 91-D, 3.19%, 1/1/18(a)                                            1,000,000
    1,200,000   New Jersey Turnpike Authority, Series C-1, 3.18%, 1/1/24(a)                                             1,200,000
    2,185,000   Port Authority of New York & New Jersey Special Obligation Revenue, 3.50%, 8/1/24(a)                    2,185,000
    3,200,000   Port Authority of New York & New Jersey Versatile Structure 3, 3.50%, 6/1/20(a)                         3,200,000
    3,900,000   Salem County NJ Friends Home Woodstown Inc., 3.43%, 4/1/34 (a)                                          3,900,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $46,295,908)                                                   85.7%          46,295,908
                OTHER ASSETS, LESS LIABILITIES                                                          14.3            7,750,767
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $    54,046,675
                                                                                                       =====      ===============

                           NEW JERSEY TAX-EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006

                ASSETS
                Investments in securities, at value (Cost $46,295,908)                                               $ 46,295,908
                Cash                                                                                                    7,535,790
                Interest receivable                                                                                       226,761
                                                                                                                     ------------

                Total Assets                                                                                           54,058,459
                                                                                                                     ------------
                LIABILITIES
                Comprehensive management fees payable                                                                       7,138
                Distribution (12b-1) fees payable                                                                           1,785
                Interest expense                                                                                            2,399
                Trustee Fees payable                                                                                          458
                Chief Compliance Officer expenses payable                                                                       4
                                                                                                                     ------------
                Total Liabilities                                                                                          11,784
                                                                                                                     ------------
                NET ASSETS                                                                                           $ 54,046,675
                                                                                                                     ============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                54,046,675 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                $       1.00
                                                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--97.4%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                OHIO--97.4%
$     500,000   Akron Bath Copley HDR for Summa Health System, Series B, 3.48%, 11/1/34(a)                        $       500,000
      375,000   Allen County HCF for Mennonite Home, 3.48%, 2/1/18(a)                                                     375,000
      800,000   Butler County HCF for Lifesphere, 3.46%, 5/1/27(a)                                                        800,000
      300,000   Centerville HCR for Bethany Lutheran, 3.26%, 5/1/08(a)                                                    300,000
      395,000   Cleveland Airport Systems Revenue, Series D, 3.27%, 1/1/27(a)                                             395,000
      600,000   Cleveland Ohio Income Tax Revenue, 3.24%, 5/15/24(a)                                                      600,000
      830,000   Cuyahoga County Cleveland Health, 3.49%, 3/1/32(a)                                                        830,000
      435,000   Cuyahogo County for S&R Playhouse, 3.70%, 12/1/09(a)                                                      435,000
      700,000   Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.48%, 7/1/31(a)                                 700,000
      800,000   Evandale County IDR for SHV Realty Inc., 3.40%, 9/1/15(a)                                                 800,000
    1,345,000   Franklin County Hospital Revenue for U.S. Health Corp., Series A, 3.45%, 12/1/21(a)                     1,345,000
      855,000   Geauga County for Heather Hill Inc, 3.46%, 7/1/23(a)                                                      855,000
      630,000   Greene County IDA for Fairview, Series B, 3.43%, 1/1/11(a)                                                630,000
      555,000   Hamilton County HRB for Alliance Health, Series A, 3.19%, 1/1/18(a)                                       555,000
      795,000   Kent State University Receipts, 3.28%, 5/1/31(a)                                                          795,000
    1,475,000   Licking County HCF, 3.46%, 11/1/33(a)                                                                   1,475,000
      100,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C, 3.45%, 6/1/23(a)                                      100,000
      200,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C, 3.55%, 6/1/23(a)                                      200,000
       50,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C, 3.63%, 6/1/23(a)                                       50,000
      540,000   Ohio State Higher Educational Facility Revenue for Ashland Univ. 3.52%, 9/1/24(a)                         540,000
      700,000   Ohio State Higher Educational Facility Revenue for Western Univ. 3.53%, 10/1/31(a)                        700,000
    1,600,000   Ohio State University General Receipts, 3.35%, 12/1/27(a)(c)                                            1,600,000
    1,000,000   Ohio WDA PCR for Edison Project B, 3.58%, 9/1/18(a)                                                     1,000,000
      750,000   Ohio WDA PCR for Firstenergy Gen Corp, 3.58%, 5/15/19(a)                                                  750,000
      550,000   Paulding County Waste Disposal for Lafarge Corporation, 3.59%, 8/1/26(a)                                  550,000
      500,000   Toledo-Lucas County Ohio Port Series C, 3.47%, 5/15/38(a)                                                 500,000
      800,000   Toledo Ohio City Services Special Assessment, 3.47%, 12/1/06(a)                                           800,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $18,180,000)                                                   97.4%          18,180,000
                COMPREHENSIVE MANAGEMENT FEE PAYABLE                                                     0.0               (2,465)
                DISTRIBUTION (12b-1) FEES PAYABLE                                                        0.0                 (616)
                OTHER ASSETS, LESS LIABILITIES                                                           2.6              487,543
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $    18,664,462
                                                                                                       =====      ===============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                18,664,462 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                             $          1.00
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--97.5%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                PENNSYLVANIA--97.5%
$   1,050,000   Allegheny Higher Education for Carnegie Mellon University, 3.54%, 12/1/33(a)                      $     1,050,000
    1,700,000   Allegheny IDA for UPMC Health Systems, Series C, 3.49%, 3/1/15(a)                                       1,700,000
    2,365,000   Allentown IDA for Diocese of Allentown 3.54%, 12/1/29(a)                                                2,365,000
    2,300,000   Beaver County IDA for Firstenergy Nuclear, 3.23%, 1/1/35(a)                                             2,300,000
      595,000   Berks County IDR for Visiting Nurse Services, Series A, 3.73%, 12/1/15(a)                                 595,000
      125,000   Berks County IDR for Visiting Nurse Services, Series B, 3.58%, 12/1/15(a)                                 125,000
    2,225,000   Bucks County IDA for Shv Real Estate Inc, 3.40%, 7/1/15(a)                                              2,225,000
       64,000   Chartiers Valley IDR, 3.49%, 8/1/07(a)                                                                     64,000
      200,000   Chester County IDA for Archdiocese, 3.54%, 7/1/31(a)                                                      200,000
    1,100,000   City of Philadelphia Water and Sewer Revenue Refund, 3.22%, 6/15/23(a)                                  1,100,000
    1,585,000   Cumberland County PA, 3.46%, 12/1/32(a)                                                                 1,585,000
    1,000,000   Delaware County IDR for Sun, Inc., 3.24%, 11/1/33(a)                                                    1,000,000
    2,300,000   Emmaus General Authority Revenue, Series G, 3.23%, 3/1/24(a)                                            2,300,000
    2,955,000   Energy Development Authority for Ebensburg Project 3.27%, 12/1/11(a)                                    2,955,000
      700,000   Indiana County IDA for Conemaugh 3.30%, 6/1/27(a)                                                         700,000
    2,185,000   Lawrence County IDA for Var Villa Maria PJ., 3.49%, 7/1/33(a)                                           2,185,000
    1,965,000   Lebanon County HCF for ECC Retirement Village, 3.52%, 10/15/25(a)                                       1,965,000
    1,995,000   Manheim School District, 3.47%, 5/1/23(a)                                                               1,995,000
      370,000   Montgomery County IDR for Girl Scouts of Southeastern PA, 3.58%, 2/1/25(a)                                370,000
      800,000   North Hampton County First Mortgage of Kirkland Village, 3.46%, 11/1/30(a)                                800,000
    1,600,000   Pennsylvania Higher Education Agency for Ebensburg Project, 3.23%, 1/1/18(a)                            1,600,000
      900,000   Pennsylvania State Turnpike, Series A3, 3.23%, 12/1/30(a)                                                 900,000
    2,325,000   Philadelphia Hospital and Higher Education Authority, 3.35%, 7/1/31(a)                                  2,325,000
    1,000,000   Philadelphia Housing and Higher Education Authority for Childrens Hospital, 3.34%,
                  3/1/27(a)                                                                                             1,000,000
      500,000   Philadelphia Housing and Higher Education Authority for Childrens Hospital, 3.39%,
                  3/1/27(a)                                                                                               500,000
    3,440,000   Philadelphia IDR for Fox Chase Cancer Center Project, 3.52%, 7/1/25(a)                                  3,440,000
    1,655,000   Quakertown Pennsylvania General Authority Revenue, 3.20%, 7/1/26(a)                                     1,655,000
    2,340,000   Schuylkill County IDA for Northeastern Power, 3.55%, 12/1/22(a)                                         2,340,000
    1,000,000   Scranton Pennsylvania Redevelopment, 3.52%, 6/1/33(a)                                                   1,000,000
    2,000,000   Washington County, 3.46%, 7/1/34(a)(c)                                                                  2,000,000
    2,000,000   Westmoreland County Redstone Highlands, 3.48%, 1/1/36(a)                                                2,000,000
    1,300,000   Wilkins Area IDA for Fairview Extended Care, Series B, 3.43%, 1/1/21(a)                                 1,300,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $47,639,000)                                                   97.5%          47,639,000
                COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                    0.0^              (6,363)
                DISTRIBUTION (12b-1) FEES PAYABLE                                                        0.0^              (1,591)
                OTHER ASSETS, LESS LIABILITIES                                                           2.5            1,240,227
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $    48,871,273
                                                                                                       =====      ===============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                48,871,273 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                             $          1.00
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST--VIRGINA TAX-EXEMPT FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--78.4%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                VIRGINIA--63.7%
$   1,020,000   Alexandria County IDA for Goodwin House, 3.54%, 10/1/35(a)                                        $     1,020,000
    1,320,000   Arlington County for Ballston Public Parking, 3.27%, 8/1/17(a)                                          1,320,000
      500,000   Charlottesville IDA for Seminole, Series B, 3.52%, 12/1/13(a)                                             500,000
      689,000   Chesapeake Virginia Hospital, Series B, 3.22%, 7/1/31(a)                                                  689,000
      769,000   Clarke County IDR, 3.28%, 1/1/30(a)                                                                       769,000
      699,000   Fairfax CNTY EDA Smithsonian Institute, 3.46%, 12/1/33(a)                                                 699,000
    1,020,000   Hampton MFH for Shoreline Apartments, 3.25%, 12/1/19(a)                                                 1,020,000
      530,000   Hanover County IDA for Covenent Woods, 3.49%, 7/1/29(a)                                                   530,000
      720,000   Henrico County EDA (CITI-AMT)for White Oaks LTD Proj., 3.25%, 10/1/27(a)                                  720,000
    1,250,000   King George County VA Inc. Project, 3.52%,9/01/21(a)                                                    1,250,000
    2,019,000   Peninsula Port Authority for Dominion Terminal, 3.50%, 7/1/16(a)                                        2,019,000
      300,000   Peninsula Port Authority for Dominion Terminal, 3.56%, 7/1/16(a)                                          300,000
    1,330,000   Portsmouth Redev Marsh Landing PJ, Series A, 3.27%, 6/1/30(a)                                           1,330,000
    1,020,000   University of Virginia Revenue, Series A, 3.25%, 6/1/34(a)(c)                                           1,020,000
                                                                                                                  ---------------
                                                                                                                       13,186,000
                                                                                                                  ---------------
                PUERTO RICO--14.7%
    2,020,000   Puerto Rico Government Bank, 3.16%,12/1/15(a)                                                           2,020,000
    1,020,000   Puerto Rico Highway & Transportation Authority, Series A, 3.13%, 7/1/28(a)                              1,020,000
                                                                                                                  ---------------
                                                                                                                        3,040,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $16,226,000)                                                   78.4%          16,226,000
                OTHER ASSETS, LESS LIABILITIES                                                          21.6            4,465,305
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $    20,691,305
                                                                                                       =====      ===============

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006

                ASSETS
                Investments in securities, at value (Cost $16,226,000)                                               $ 16,226,000
                Cash                                                                                                    4,400,057
                Interest receivable                                                                                        68,207
                                                                                                                     ------------
                Total Assets                                                                                           20,694,264
                                                                                                                     ------------
                LIABILITIES
                Comprehensive management fees payable                                                                       2,142
                Distribution (12b-1) fees payable                                                                             684
                Trustee Fees payable                                                                                          132
                Chief Compliance Officer expenses payable                                                                       1
                                                                                                                     ------------
                Total Liabilities                                                                                           2,959
                                                                                                                     ------------
                NET ASSETS                                                                                           $ 20,691,305
                                                                                                                     ============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                20,691,305 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                $       1.00
                                                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

           RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--99.7%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                NEW JERSEY--4.0%
$   7,000,000   Port Authority of New York & New Jersey Versatile Structure, 3.50%, 8/1/24(a)                     $     7,000,000
      500,000   Port Authority of New York & New Jersey Versatile Structure, 3.50%, 6/1/20(a)                             500,000
                                                                                                                  ---------------
                                                                                                                        7,500,000
                                                                                                                  ---------------
                NEW YORK--95.4%
    4,700,000   Babylon IDR for Ogden Martin, 3.17%, 1/1/19(a)                                                          4,700,000
      615,000   Bleecker HDC for Terrace Apartments Project S85, 3.50%, 7/1/15(a)                                         615,000
    3,635,000   Cattaraugus County IDA for YMCA, 3.54%, 9/1/28(a)                                                       3,635,000
    1,000,000   Dutchess IDA for Trinity Pawling School, 3.45%, 10/1/32(a)                                              1,000,000
    2,430,000   Franklin County IDA Civic Facility for Trudeau Institute, 3.16%, 12/1/20(a)                             2,430,000
    3,400,000   Guilderland IDA for Eastern Industrial Park, Series 93-A, 3.16%, 12/1/08(a)                             3,400,000
    6,700,000   Jay Street Development Corp., Series A-1, 3.19%, 5/1/22(a)                                              6,700,000
    5,200,000   Long Island Power Authority Electric System Revenue, Series 2-A, 3.15%, 5/1/33(a)                       5,200,000
      900,000   Long Island Power Authority Electric System Revenue, Series 2-B, 3.47%, 5/1/33(a)                         900,000
   11,500,000   Metropolitan Transportation Authority, 3.18% - 3.49%, 11/1/35(a)                                       11,500,000
    2,200,000   Monroe County for Margaret Woodbury Strong Museum, 3.46%, 4/1/35(a)                                     2,200,000
    1,500,000   Monroe County for St. Ann's Home Project, 3.29%, 7/1/30(a)                                              1,500,000
    4,860,000   Nassau County, 3.12%, 11/15/22(a)                                                                       4,860,000
    4,000,000   New York City Cultural Resources for Asian Society, 3.44%, 4/1/30(a)                                    4,000,000
    8,000,000   New York City DAR for Greenwich LLC, Series, 3.42% 12/1/39(a)                                           8,000,000
    5,300,000   New York City IDA for American Society for Technion, 3.17%, 10/1/33(a)                                  5,300,000
    3,800,000   New York City IDA for Childrens Oncology Society, 3.20%, 5/1/21(a)                                      3,800,000
    5,000,000   New York City IDA for Liberty, 3.46%, 12/1/39(a)                                                        5,000,000
    6,000,000   New York City WFA, 3.50%, 6/15/25(a)                                                                    6,000,000
    3,000,000   New York City WFA, 3.56%, 6/15/23(a)                                                                    3,000,000
      200,000   New York City WFA, Series A, 3.50%, 11/1/26(a)                                                            200,000
    1,500,000   New York City WFA, Series C, 3.56%, 6/15/22(a)                                                          1,500,000
    1,100,000   New York City WFA, Series C, 3.58%, 6/15/18(a)                                                          1,100,000
      200,000   New York City WFA, Series F, 3.58%, 6/15/33(a)                                                            200,000
    1,000,000   New York City, GO Series A4, 3.50%, 8/1/23(a)                                                           1,000,000
      200,000   New York City, GO Series A4, 3.56%, 8/1/15(a)                                                             200,000
    9,945,000   New York City, GO Series A4, 3.58%, 8/1/21(a)                                                           9,945,000
      200,000   New York City, GO Series A7, 3.49%, 8/1/20(a)                                                             200,000
      100,000   New York City, GO Series B, 3.56%, 8/15/18(a)                                                             100,000
      730,000   New York City, GO Series B5, 3.50%, 8/15/22(a)                                                            730,000
    2,300,000   New York City, GO Series E3, 3.49%, 8/1/23(a)                                                           2,300,000
    1,000,000   New York City, HDC, Series A, 3.15%, 11/15/19(a)                                                        1,000,000
    8,900,000   New York City, TFA, Series H3, 3.41% - 3.50%, 11/1/22(a)                                                8,900,000
    1,500,000   New York State Energy Resources and Development, 3.25%, 12/1/27(a)                                      1,500,000
    8,200,000   New York State HFA for 10 Liberty Street, 3.15%, 5/1/35(a)                                              8,200,000
    6,500,000   New York State HFA for 270 East Burnside Avenue Apartments, 3.25%, 1/15/39(a)                           6,500,000
   11,775,000   New York State HFA, 3.23%, 11/1/34(a)                                                                  11,775,000
    3,875,000   New York State IDA for Rotterdam, 3.16%, 11/1/09(a)                                                     3,875,000
    5,800,000   New York State LGAC., Series D, 3.17%, 4/1/25(a)                                                        5,800,000
    6,000,000   New York State R&D Con Ed, Series C-2, 3.26%, 11/1/39(a)                                                6,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                   (NOTE 1)
  ---------     ----------------------------------                                                                   --------
                NEW YORK (CONTINUED)
$   3,665,000   Schenectady County IDA for Sunnyview Hospital & Rehab., Series A, 3.49%, 8/1/33(a)                $     3,665,000
    4,610,000   Tompkins County IDA for Kendal Ithaca Community Care, Series B, 3.25%, 7/1/24(a)                        4,610,000
    7,100,000   Triborough Bridge & Tunnel Authority, Series F, 3.49%, 11/1/32(a)                                       7,100,000
    7,280,000   Westchester IDA for Catherine Field Home, 3.40% - 3.44%, 1/1/31(a)                                      7,280,000
                                                                                                                  ---------------
                                                                                                                      177,420,000
                                                                                                                  ---------------
                PUERTO RICO--0.3%
      500,000   Puerto Rico Government Development Bank, 3.16%, 12/1/15(a)                                                500,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $185,420,000)                                                  99.7%         185,420,000
                COMPREHENSIVE MANAGEMENT FEE PAYABLE                                                     0.0               (4,075)
                DISTRIBUTION (12b-1) FEES PAYABLE                                                        0.0               (1,019)
                OTHER ASSETS, LESS LIABILITIES                                                           0.3              538,714
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $   185,953,620
                                                                                                       =====      ===============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                185,953,620 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                            $          1.00
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

    RESERVE MUNICIPAL MONEY-MARKET TRUST--ARIZONA MUNICIPAL MONEY-MARKET FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--52.7%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                ARIZONA--48.9%
$       6,500   Apache County Arizona IDA, 3.20%, 12/1/20(a)                                                      $         6,500
        6,500   Apache County Arizona IDA, 3.30%, 12/15/18(a)                                                               6,500
        6,500   Arizona Health Care Facilty Authority, 3.44%-3.81%, 10/1/15(a)                                              6,500
        6,500   Arizona Health Facilty Authority-Royal Oaks Project, 3.47%, 3/1/27(a)                                       6,500
        6,500   Coconino Poll Ctl C-Arizona Public Service Co Pj, 3.57%, 11/1/33(a)                                         6,500
        6,500   Electrical District #3 Pina, 3.18%-3.45%, 11/1/35(a)                                                        6,500
        6,500   Maricopa IDA-FNMA Las Gardenias Apartments A, 3.50%, 4/15/33                                                6,500
        6,500   McAllister Vlg Az- Arizona State University Project, 3.25%,7/1/45(a)                                        6,500
        6,500   Phoenix Az IDR- Del Mar Terrace, 3.20%, 10/1/29                                                             6,500
        6,500   Scottsdale Az IDA- Notre, 3.54%, 5/1/21(a)                                                                  6,500
                                                                                                                  ---------------
                Total Float Rate Demand Notes
                (Cost $65,000)                                                                                             65,000
                                                                                                                  ---------------
                PUERTO RICO--3.8%
        5,000   Puerto Rico Commonwealth, 5.25%, 7/1/15(b)                                                                  5,082
                (Cost $5,082)                                                                                     ---------------
                                                                                                                            5,082
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $70,082)                                                       52.7%              70,082
                OTHER ASSETS, LESS LIABILITIES                                                          47.3               63,020
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $       133,102
                                                                                                       =====      ===============

    RESERVE MUNICIPAL MONEY-MARKET TRUST--ARIZONA MUNICIPAL MONEY-MARKET FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006

                ASSETS
                Investments in securities, at value (Cost $70,082)                                                   $     70,082
                Cash                                                                                                       67,776
                Interest receivable                                                                                           456
                                                                                                                     ------------

                Total Assets                                                                                              138,314
                                                                                                                     ------------
                LIABILITIES
                Comprehensive management fees payable                                                                          18
                Distribution (12b-1) fees payable                                                                               4
                Payable for securities purchased                                                                            5,190
                                                                                                                     ------------
                Total Liabilities                                                                                           5,212
                                                                                                                     ------------

                NET ASSETS                                                                                           $    133,102
                                                                                                                     ============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                133,102 SHARES OF BENEFICIAL INTEREST, $.0001 PAR VALUE OUTSTANDING                                  $       1.00
                                                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

   RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--65.4%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                LOUISIANA--53.8%
$      35,000   Lake Charles HRB & Term. District Revenue for CITGO Corp., 3.25%, 8/1/07(a)                       $        35,000
       12,000   Louisiana Environment Facilities Community DAR, Series A, 3.46%, 11/1/34(a)                                12,000
       13,000   Louisiana Environment Facilities Community DAR, Series A, 3.49%, 11/1/34(a)                                13,000
       10,000   Louisiana Environment Facilities Community DAR, Series A, 3.58%, 11/1/34(a)                                10,000
       35,000   Louisiana Local Govt. for Shreveport Utility System Project, 3.50%, 10/1/26(a)                             35,000
       35,000   Louisiana PFA for Kenner Hotel Limited, 3.57%,12/1/15(a)                                                   35,000
       35,000   Louisiana PFA, Multi-family, 3.47%, 6/15/31(a)                                                             35,000
       25,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A,
                  3.47%, 9/1/08(a)                                                                                         25,000
       23,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A,
                  3.55%, 9/1/17(a)                                                                                         23,000
       35,000   Louisiana University Agriculture & Mechanical College, 3.25%, 7/1/30(a)                                    35,000
       35,000   Port of New Orleans Cold Storage Project, 3.32%, 11/1/22                                                   35,000
       35,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.20%, 7/1/18(a)                         35,000
       35,000   South Louisiana Port Marine Term. for Holnam Project., 3.33%, 1/1/27(a)                                    35,000
       35,000   South Louisiana Port Marine Term. Revenue, 3.30%, 7/1/21(a)                                                35,000
                                                                                                                  ---------------
                                                                                                                          398,000
                                                                                                                  ---------------
                PUERTO RICO--11.6%
       51,000   Puerto Rico Government Development Bank, 3.16%, 12/1/15(a)                                                 51,000
       35,000   Puerto Rico Highway & Transportation Authority, Series A, 3.13%, 7/1/28(a)                                 35,000
                                                                                                                  ---------------
                                                                                                                           86,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $484,000)                                                      65.4%             484,000
                OTHER ASSETS, LESS LIABILITIES                                                          34.6              255,624
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $       739,624
                                                                                                       =====      ===============

   RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006

                ASSETS
                Investments in securities, at value (Cost $484,000)                                                  $    484,000
                Cash                                                                                                      253,891
                Interest receivable                                                                                         1,391
                Other assets                                                                                                  388
                                                                                                                     ------------

                Total Assets                                                                                              739,670
                                                                                                                     ------------
                LIABILITIES
                Comprehensive management fees payable                                                                          12
                Distribution (12b-1) fees payable                                                                              24
                Trustee Fees Payable                                                                                           10
                                                                                                                     ------------
                Total Liabilities                                                                                              46
                                                                                                                     ------------

                NET ASSETS                                                                                           $    739,624
                                                                                                                     ============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                739,624 SHARES OF BENEFICIAL INTEREST, $.0001 PAR VALUE OUTSTANDING                                  $       1.00
                                                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

   RESERVE MUNICIPAL MONEY-MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2006

  PRINCIPAL                                                                                                           VALUE
    AMOUNT      TAX-EXEMPT OBLIGATIONS--81.9%                                                                        (NOTE 1)
  ---------     -----------------------------                                                                        --------
                MINNESOTA--74.9%
$     150,000   Andover Senior Housing for Presbyterian Homes, 3.47%, 11/15/33 (a)                                $       150,000
       60,000   Brooklyn Center for Brookdale Corp II, 3.63%, 12/1/14 (a)                                                  60,000
      253,000   Cohasset for Minnesota Power & Light, Project B, 3.47%, 6/1/13 (a)                                        253,000
      100,000   Minnesota General Obligation Bond, 5.00%, 8/1/06                                                          100,296
      208,000   Minnesota Health for Fairview Health Services, 3.21%, 11/15/32(a)                                         208,000
       70,000   Minnesota HEFA for St. Olaf College, Series 5-H, 3.58%, 10/1/30(a)                                         70,000
       80,000   Minnesota HEFA for St. Olaf College, Series 5-M1, 3.58%, 10/1/32(a)                                        80,000
      230,000   Minnesota Revenue for People Serving People Project, 3.63%, 10/1/21(a)                                    230,000
      150,000   Minnesota Housing Finance Agency, Series C, 3.50%, 1/1/35(a)                                              150,000
      172,000   Minnesota HEFA for Carleton College Series 6D, 3.35%, 4/1/35(a)                                           172,000
      100,000   Roseville Commercial Dev. Revenue for Berger Transfer & Storage, 3.43%, 12/1/15                           100,000
       50,000   St. Louis Park Revenue for Catholic Finance Corp., 3.50%, 10/1/25(a)                                       50,000
      210,000   St. Paul Housing & Redev. Authority District Heating Revenue, 3.25%, 12/1/12(a)                           210,000
      250,000   St. Paul Housing & Redev. Authority MHR for Highland Ridge, 3.47%, 10/1/33(a)                             250,000
      100,000   St. Paul Housing & Redev. Authority for Public Radio Project, 3.58%, 10/1/25(a)                           100,000
      150,000   University of Minnesota, Series A, 3.25%, 7/1/08 (a)(c)                                                   150,000
                                                                                                                  ---------------
                                                                                                                        2,333,296
                                                                                                                  ---------------
                PUERTO RICO--7.0%
      150,000   Puerto Rico Government Development Bank, 3.16%, 12/1/15 (a)                                               150,000
       67,000   Puerto Rico Highway & Transportation Authority, Series A, 3.13%, 7/1/28 (a)                                67,000
                                                                                                                  ---------------
                                                                                                                          217,000
                                                                                                                  ---------------

                TOTAL INVESTMENTS (COST* $2,550,296)                                                    81.9%           2,550,296
                OTHER ASSETS, LESS LIABILITIES                                                          18.1              562,039
                                                                                                       -----      ---------------
                NET ASSETS                                                                             100.0%     $     3,112,335
                                                                                                       =====      ===============

   RESERVE MUNICIPAL MONEY MARKET TRUST-MINNESOTA MUNICIPAL MONEY-MARKET FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006

                ASSETS
                Investments in securities, at value (Cost $2,550,296)                                                $  2,550,296
                Cash                                                                                                      553,943
                Interest receivable                                                                                         9,911
                Other assets                                                                                                1,164
                                                                                                                     ------------

                Total Assets                                                                                            3,115,314
                                                                                                                     ------------
                LIABILITIES
                Comprehensive management fees payable                                                                         412
                Distribution (12b-1) fees payable                                                                             103
                Interest Expense payable                                                                                    2,442
                Trustee Fees payable                                                                                           22
                                                                                                                     ------------
                Total Liabilities                                                                                           2,979
                                                                                                                     ------------

                NET ASSETS                                                                                           $  3,112,335
                                                                                                                     ============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                3,112,335 SHARES OF BENEFICIAL INTEREST, $.0001 PAR VALUE OUTSTANDING                                $       1.00
                                                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           SECURITY TYPE ABBREVIATIONS

 CDA -- Community Development Authority
 COP -- Certificate of Participation
 DAR -- Development Authority Revenue Bonds
 DFA -- Development Finance Agency
 EDA -- Economic Development Authority Revenue Bonds
 EDC -- Economic Development Corporation
 EFA -- Education Facilities Authority
  GO -- General Obligation Bonds
 HCF -- Health Care Facilities Revenue Bonds
 HCR -- Health Care Revenue Bonds
 HDC -- Housing Development Corporation Bonds
 HDR -- Housing Development Revenue
HEFA -- Health & Education Facilities Authority
 HFA -- Housing Finance Authority Revenue Bonds
 HFC -- Housing Finance Corporation
 HRB -- Hospital Revenue Bonds
 IDA -- Industrial Development Authority Revenue Bonds
 IDR -- Industrial Development Agency Revenue Bonds
 IFA -- Industrial Finance Authority
LGAC -- Local Government Assistance Corp.
 MFH -- Multifamily Housing Revenue Bonds
 MHR -- Multifamily Housing Revenue Bonds
 PCR -- Pollution Control Revenue Bonds
 PFA -- Public Finance Authority
 WDA -- Water Development Authority
 WFA -- Water Finance Authority
 WRA -- Water Resource Authority
 WSR -- Water & Sewer System Revenue Bonds

----------
(a) Variable rate securities. The interest rates shown are as reported on May 31, 2006, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b) Securities are collateralized by bank letters of credit or other credit agreements.

(c) Obligations of Educational Facilities.

* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

^   Amount is less than 0.05%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

                         FOR THE YEAR ENDED MAY 31, 2006

                                                                                 RESERVE TAX-EXEMPT TRUST
                                                           --------------------------------------------------------------------
                                                             CALIFORNIA       CONNECTICUT         FLORIDA        MASSACHUSETTS
                                                                FUND              FUND              FUND              FUND
                                                           --------------    --------------    --------------    --------------
INTEREST INCOME (Note 1)                                   $    3,186,602    $      716,682    $    1,442,913    $      619,343
                                                           --------------    --------------    --------------    --------------

EXPENSES (Note 2)
  Comprehensive management fees                                   910,632           206,005           400,830           173,812
  Distribution (12b-1) fees                                       227,490            51,592            99,989            43,548
  Trustee Fee expense                                                 903               225               495               176
  Chief Compliance Officer expense                                    739               183               317               136
  Interest Expense                                                  1,185                21             1,240               266
                                                           --------------    --------------    --------------    --------------
    Total expenses before waiver                                1,140,949           258,026           502,871           217,938
    Less: expenses waived (Note 2)                                 (2,309)           (2,554)             (849)               --
                                                           --------------    --------------    --------------    --------------
    Net Expenses                                                1,138,640           255,472           502,022           217,938
                                                           --------------    --------------    --------------    --------------

NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations                    $    2,047,962    $      461,210    $      940,891    $      401,405
                                                           ==============    ==============    ==============    ==============

                                                                                RESERVE TAX-EXEMPT TRUST
                                                      ----------------------------------------------------------------------------
                                                        MICHIGAN       NEW JERSEY         OHIO        PENNSYLVANIA      VIRGINIA
                                                          FUND            FUND            FUND            FUND            FUND
                                                      ------------    ------------    ------------    ------------    ------------
INTEREST INCOME (Note 1)                              $    415,354    $  1,443,348    $    544,600    $  1,259,801    $    453,656
                                                      ------------    ------------    ------------    ------------    ------------

EXPENSES (Note 2)
  Comprehensive management fees                            120,029         411,808         153,980         350,550         130,241
  Distribution (12b-1) fees                                 30,013         102,867          38,565          87,774          32,553
  Trustee Fee expense                                          125             458             190             424             132
  Chief Compliance Officer expense                             111             341             150             315              94
  Interest expense                                              82           1,693             253           1,715              22
                                                      ------------    ------------    ------------    ------------    ------------
    Total expenses before waiver                           150,360         517,167         193,138         440,778         163,042
    Less: expenses waived (Note 2)                          (2,397)         (3,450)           (561)         (4,474)        (15,641)
                                                      ------------    ------------    ------------    ------------    ------------
    Net Expenses                                           147,963         513,717         192,577         436,304         147,401
                                                      ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations               $    267,391    $    929,631    $    352,023    $    823,497    $    306,255
                                                      ============    ============    ============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    FOR THE YEAR OR PERIOD ENDED MAY 31, 2006

                                                                                 RESERVE MUNICIPAL MONEY MARKET TRUST
                                                                          --------------------------------------------------
                                                      RESERVE NEW YORK
                                                      TAX-EXEMPT TRUST        ARIZONA          LOUISIANA         MINNESOTA
                                                      ----------------       MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                          NEW YORK         MONEY-MARKET      MONEY-MARKET      MONEY-MARKET
                                                            FUND               FUND*             FUND              FUND
                                                      ----------------    --------------    --------------    --------------
INTEREST INCOME (Note 1)                              $      4,969,438    $          586    $       23,816    $       65,390
                                                      ----------------    --------------    --------------    --------------

EXPENSES (Note 2)
  Comprehensive management fees                              1,436,851               140             6,552            18,544
  Distribution (12b-1) fees                                    359,213                35             1,638             4,639
  Trustee Fee expense                                            1,483                --                10                21
  Chief Compliance Officer expense                               1,210                --                 7                12
  Interest Expense                                                 930                --                22               119
                                                      ----------------    --------------    --------------    --------------
    Total expenses                                           1,799,687               175             8,229            23,335
    Less: expenses waived (Note 2)                              (1,959)              (13)           (3,866)           (1,614)
                                                      ----------------    --------------    --------------    --------------
    Net Expenses                                             1,797,728               162             4,363            21,721
                                                      ----------------    --------------    --------------    --------------

NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations               $      3,171,710    $          424    $       19,453    $       43,669
                                                      ================    ==============    ==============    ==============

----------
* Commenced operations on April 3, 2006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                         FOR THE YEAR ENDED MAY 31, 2006

INTEREST INCOME (Note 1)                                                                    $ 32,188,895
                                                                                            ------------
EXPENSES (Note 2)
COMPREHENSIVE MANAGEMENT FEES:
  Class R                                                                                      2,244,501
  Class Treasurer's Trust                                                                        243,633
  Class 75                                                                                         4,827
  Class 70                                                                                         9,732
  Class 45                                                                                         1,164
  Class 25                                                                                        95,466
  Class 15                                                                                           156
  Class 12                                                                                            11
  Class 8                                                                                        623,320
DISTRIBUTION (12b-1) FEES:
  Class R                                                                                        561,124
  Class 75                                                                                         1,756
  Class 70                                                                                         3,893
Interest expense                                                                                   9,373
Trustee fees                                                                                       8,016
Chief Compliance Officer expense                                                                   7,383
                                                                                            ------------
  Total expenses before waiver                                                                 3,814,355
  Less: expenses waived (Note 2)                                                                 (21,610)
                                                                                            ------------
  Net Expenses                                                                                 3,792,745
                                                                                            ------------
NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations   $ 28,396,150
                                                                                            ============

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED          YEAR ENDED
                                                                      MAY 31, 2006        MAY 31, 2005
                                                                    ----------------    ----------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                                             $     28,396,150    $     12,477,598
                                                                    ----------------    ----------------
DIVIDENDS PAID TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
  Class R                                                                 (5,184,121)         (1,904,802)
  Class Treasurer's Trust                                                   (913,838)           (357,612)
  Class 75                                                                   (23,419)                 (2)
  Class 70                                                                   (41,196)            (21,974)
  Class 45                                                                    (6,358)               (158)
  Class 25                                                                  (954,097)           (387,135)
  Class 15                                                                    (2,652)             (1,570)
  Class 12                                                                      (278)                (71)
  Class 8                                                                (21,270,191)         (9,804,274)
                                                                    ----------------    ----------------
  Total dividends to shareholders                                        (28,396,150)        (12,477,598)
                                                                    ----------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                                        14,627,363,666       7,530,222,443
  Dividends reinvested                                                    24,824,501          12,477,598
  Cost of shares redeemed                                            (14,855,232,668)     (6,518,644,846)
                                                                    ----------------    ----------------
                                                                        (203,044,501)      1,024,055,195
                                                                    ----------------    ----------------
  Net (decrease) increase in net assets                                 (203,044,501)      1,024,055,195

NET ASSETS:
  Beginning of year                                                    1,412,321,751         388,266,556
                                                                    ----------------    ----------------
  End of year                                                       $  1,209,277,250    $  1,412,321,751
                                                                    ================    ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            RESERVE TAX-EXEMPT TRUST
                                                      --------------------------------------------------------------------
                                                              CALIFORNIA FUND                     CONNECTICUT FUND
                                                      --------------------------------    --------------------------------
                                                        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                       MAY 31, 2006      MAY 31, 2005      MAY 31, 2006      MAY 31, 2005
                                                      --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                               $    2,047,962    $      718,269    $      461,210    $      141,646
                                                      --------------    --------------    --------------    --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                          (2,047,962)         (718,269)         (461,210)         (141,646)
                                                      --------------    --------------    --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                           516,214,214       450,880,899        85,601,734        64,118,583
  Dividends reinvested                                     2,007,889           718,269           455,318           141,646
  Cost of shares redeemed                               (499,290,565)     (447,611,652)      (82,099,259)      (62,338,249)
                                                      --------------    --------------    --------------    --------------
                                                          18,931,538         3,987,516         3,957,793         1,921,980
                                                      --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets                   18,931,538         3,987,516         3,957,793         1,921,980

NET ASSETS:
  Beginning of year                                      105,202,173       101,214,657        23,386,769        21,464,789
                                                      --------------    --------------    --------------    --------------
  End of year                                         $  124,133,711    $  105,202,173    $   27,344,562    $   23,386,769
                                                      ==============    ==============    ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      RESERVE TAX-EXEMPT TRUST
                                                --------------------------------------------------------------------
                                                          FLORIDA FUND                     MASSACHUSETTS FUND
                                                --------------------------------    --------------------------------
                                                  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                 MAY 31, 2006      MAY 31, 2005      MAY 31, 2006      MAY 31, 2005
                                                --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $      940,891    $      326,913    $      401,405    $      123,894
                                                --------------    --------------    --------------    --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                      (940,891)         (326,913)         (401,405)         (123,894)
                                                --------------    --------------    --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                     259,543,792       212,489,726       112,988,911        70,696,703
  Dividends reinvested                                 912,761           326,913           396,697           123,894
  Cost of shares redeemed                         (248,491,628)     (209,176,509)     (107,075,531)      (66,487,254)
                                                --------------    --------------    --------------    --------------
                                                    11,964,925         3,640,130         6,310,077         4,333,343
                                                --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets             11,964,925         3,640,130         6,310,077         4,333,343

NET ASSETS:
  Beginning of year                                 43,093,519        39,453,389        22,152,581        17,819,238
                                                --------------    --------------    --------------    --------------
  End of year                                   $   55,058,444    $   43,093,519    $   28,462,658    $   22,152,581
                                                ==============    ==============    ==============    ==============


                                                    RESERVE TAX-EXEMPT TRUST
                                                --------------------------------
                                                         MICHIGAN FUND
                                                --------------------------------
                                                  YEAR ENDED        YEAR ENDED
                                                 MAY 31, 2006      MAY 31, 2005
                                                --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $      267,391    $       82,915
                                                --------------    --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                      (267,391)          (82,915)
                                                --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                      62,946,219        40,145,244
  Dividends reinvested                                 264,352            82,915
  Cost of shares redeemed                          (63,589,665)      (35,670,278)
                                                --------------    --------------
                                                      (379,094)        4,557,881
                                                --------------    --------------
  Net increase (decrease) in net assets               (379,094)        4,557,881

NET ASSETS:
  Beginning of year                                 16,632,250        12,074,369
                                                --------------    --------------
  End of year                                   $   16,253,156    $   16,632,250
                                                ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    RESERVE TAX-EXEMPT TRUST
                                                ----------------------------------------------------------------
                                                        NEW JERSEY FUND                     OHIO FUND
                                                ------------------------------    ------------------------------
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                   MAY 31,          MAY 31,          MAY 31,          MAY 31,
                                                    2006             2005             2006             2005
                                                -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $     929,631    $     337,190    $     352,023    $     111,931
                                                -------------    -------------    -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                     (929,631)        (337,190)        (352,023)        (111,931)
                                                -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                    255,094,826      282,434,698       67,920,236       80,335,415
  Dividends reinvested                                908,420          337,190          349,991          111,931
  Cost of shares redeemed                        (246,945,655)    (288,028,722)     (68,629,751)     (72,335,170)
                                                -------------    -------------    -------------    -------------
                                                    9,057,591       (5,256,834)        (359,524)       8,112,176
                                                -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets             9,057,591       (5,256,834)        (359,524)       8,112,176

NET ASSETS:
  Beginning of year                                44,989,084       50,245,918       19,023,986       10,911,810
                                                -------------    -------------    -------------    -------------
  End of year                                   $  54,046,675    $  44,989,084    $  18,664,462    $  19,023,986
                                                =============    =============    =============    =============

                                                                    RESERVE TAX-EXEMPT TRUST
                                                ----------------------------------------------------------------
                                                       PENNSYLVANIA FUND                   VIRGINIA FUND
                                                ------------------------------    ------------------------------
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                   MAY 31,          MAY 31,          MAY 31,          MAY 31,
                                                    2006             2005             2006             2005
                                                -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $     823,497    $     306,095    $     306,255    $      81,075
                                                -------------    -------------    -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                     (823,497)        (306,095)        (306,255)         (81,075)
                                                -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                    222,021,394      163,192,232       81,454,407       72,769,957
  Dividends reinvested                                807,411          306,095          302,392           81,075
  Cost of shares redeemed                        (218,650,897)    (164,865,058)     (74,771,092)     (70,194,502)
                                                -------------    -------------    -------------    -------------
                                                    4,177,908       (1,366,731)       6,985,707        2,656,530
                                                -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets             4,177,908       (1,366,731)       6,985,707        2,656,530

NET ASSETS:
  Beginning of year                                44,693,365       46,060,096       13,705,598       11,049,068
                                                -------------    -------------    -------------    -------------
  End of year                                   $  48,871,273    $  44,693,365    $  20,691,305    $  13,705,598
                                                =============    =============    =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      RESERVE NEW YORK
                                                      TAX-EXEMPT TRUST
                                                ------------------------------
                                                          NEW YORK
                                                            FUND
                                                ------------------------------
                                                 YEAR ENDED       YEAR ENDED
                                                   MAY 31,          MAY 31,
                                                    2006             2005
                                                -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $   3,171,710    $   1,155,796
                                                -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                   (3,171,710)      (1,155,796)
                                                -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                    623,924,988      517,833,490
  Dividends reinvested                              3,096,494        1,155,796
  Cost of shares redeemed                        (605,490,832)    (527,148,018)
                                                -------------    -------------
                                                   21,530,650       (8,158,732)
                                                -------------    -------------
  Net increase (decrease) in net assets            21,530,650       (8,158,732)

NET ASSETS:
  Beginning of year                               164,422,970      172,581,702
                                                -------------    -------------
  End of year                                   $ 185,953,620    $ 164,422,970
                                                =============    =============

                                                                                RESERVE MUNICIPAL
                                                                               MONEY-MARKET TRUST
                                                ---------------------------------------------------------------------------------
                                                   ARIZONA
                                                  MUNICIPAL
                                                    MONEY-
                                                    MARKET             LOUISIANA MUNICIPAL              MINNESOTA MUNICIPAL
                                                     FUND               MONEY-MARKET FUND                MONEY-MARKET FUND
                                                -------------    ------------------------------    ------------------------------
                                                   PERIOD
                                                   ENDED          YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                   MAY 31,          MAY 31,          MAY 31,          MAY 31,          MAY 31,
                                                    2006*            2006             2005             2006             2005
                                                -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                         $         424    $      19,453    $       1,888    $      43,669    $       7,523
                                                -------------    -------------    -------------    -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                         (424)         (19,453)          (1,888)         (43,669)          (7,523)
                                                -------------    -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                        144,203        5,086,377        1,146,967       17,251,908        5,904,669
  Dividends reinvested                                    424           18,742            1,888           42,321            7,523
  Cost of shares redeemed                             (11,525)      (4,658,680)      (1,041,556)     (15,586,533)      (5,153,400)
                                                -------------    -------------    -------------    -------------    -------------
                                                      133,102          446,439          107,299        1,707,696          758,792
                                                -------------    -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets               133,102          446,439          107,299        1,707,696          758,792

NET ASSETS:
  Beginning of year                                        --          293,185          185,886        1,404,639          645,847
                                                -------------    -------------    -------------    -------------    -------------
  End of year                                   $     133,102    $     739,624    $     293,185    $   3,112,335    $   1,404,639
                                                =============    =============    =============    =============    =============

----------
* Commenced operations on April 3, 2006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Reserve New York Tax-Exempt Trust, Reserve Tax-Exempt Trust and Reserve Municipal Money-Market Trust (collectively, the "Trusts") are registered with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("the Investment Company Act"), as open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust's financial statements in conformity with U.S. generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of May 31, 2006, there were eleven (11) separate series of Reserve Tax-Exempt Trust authorized (Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund, Virginia Tax-Exempt Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) and three (3) separate series of Reserve Municipal Money-Market Trust (Arizona Money-Market Fund, Louisiana Money-Market Fund and Minnesota Money-Market Fund) authorized and outstanding (each a "Fund", and collectively the "Funds"). The Funds each offer a single class of shares, except for the Interstate Tax-Exempt Fund, which currently offers twelve classes of shares as follows: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Treasurer's Trust, Class 70, Class 75, Class 95 and Class R. As of May 31, 2006, Class 20, Class 35 and Class 95 had no shares outstanding. These financial statements and notes apply to all above mentioned series of all of the Funds, except for the Interstate II Tax-Exempt Fund.

     B. Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. The Interstate Tax-Exempt Fund allocates investment income and fund level expenses to each class (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class.

     E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

     F. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales and absorbs certain promotional expenses. The Funds, with the exception of Interstate Tax-Exempt Fund, pay RMCI a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of each Fund. The Interstate Tax-Exempt Fund pays RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund's shares according to the following schedule:
     Class 8, 0.08%; Class 12, 0.12%; Class 15, 0.15%; Class 20, 0.20%; Class
     25, 0.25%; Class 35, 0.35%; Class 45, 0.45%; Treasurer's Trust, 0.60%;
     Class 70, 0.50%; Class 75, 0.55%; Class 95, 0.75%; Class R, 0.80%. The
     comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan, as defined below, and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. The Arizona, Louisiana and Minnesota Municipal Money-Market Funds also pay the state (blue sky) and SEC registration fees applicable to those Funds. For the year ended May 31, 2006, RMCI voluntarily waived a portion of its comprehensive management fee in the amounts listed below:

          FUND                                                                      AMOUNT
          ----                                                                     --------
          Interstate Tax-Exempt Fund                                               $ 21,610
          California Tax-Exempt Fund                                                  2,309
          Connecticut Tax-Exempt Fund                                                 2,554
          Florida Tax-Exempt Fund                                                       849
          Michigan Tax-Exempt Fund                                                    2,397
          New Jersey Tax-Exempt Fund                                                  3,450
          Ohio Tax-Exempt Fund                                                          561
          Pennsylvania Tax-Exempt Fund                                                4,474
          Virginia Tax-Exempt Fund                                                   15,641
          New York Tax-Exempt Fund                                                    1,959
          Arizona Municipal Money-Market Fund                                            13
          Louisiana Municipal Money-Market Fund                                       3,866
          Minnesota Municipal Money-Market Fund                                       1,614

     These waivers are voluntary and may be terminated at any time.

     Certain Officers and Trustees of the Trusts are also Officers of RMCI.

     As of May 31, 2006, RMCI owned 76% of the Arizona, 15% of the Louisiana and 3% of the Minnesota Municipal-Money Market Funds.

     DISTRIBUTION ASSISTANCE:

     The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds that offer a single class of shares and of Interstate Tax-Exempt Fund Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses may not exceed 0.20% per year of the Classes' average daily net assets.

(3)  CONCENTRATION OF RISK:

     Total assets of each Fund in the Trusts include a cash balance that is held in accounts with JPMorgan Chase, the Funds' Custodian.

     STATE-SPECIFIC RISKS. Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state.

(4)  INVESTMENT CONCENTRATION:

     The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at May 31, 2006:

     INTERSTATE TAX-EXEMPT FUND 95.2%

     LETTER OF CREDIT

     ABN-AMRO Bank NV                                       0.7%
     Allied Irish Bank, PLC                                 0.3%
     Bank of America NA                                     7.5%
     Bank of Montreal                                       0.2%
     Bank of New York                                       3.1%
     Bank of Nova Scotia                                    5.1%
     Barclays Bank PLC                                      0.9%
     Bayerische Landesbank Girozentrale                     2.5%
     BNP Paribas                                            2.6%
     Citibank, NA                                           5.8%
     Citizens Bank of MA                                    0.2%
     Comerica Bank                                          1.9%
     Credit Suisse First Boston                             3.1%
     DEPFA Bank, PLC                                        2.5%
     Dexia Bank                                             1.1%
     FHLB                                                   0.4%
     Fifth Third Bank                                       0.3%
     Fleet National Bank                                    1.4%
     Fortis Bank                                            2.8%
     Harris Trust & Savings Bank                            0.3%
     Harvard University                                     2.9%
     HBOS PLC                                               0.4%
     JPMorganChase Bank                                     4.1%
     Keybank NA                                             0.9%
     Kredietbank NV                                         3.3%
     La Salle Bank, NA                                      3.4%
     Landesbank Hessen-Thuerinigen Girozentrale             1.2%
     Lloyds TSB Bank PLC                                    2.0%
     M&T Bank                                               1.8%
     Manufacturers & Traders TC, NY                         0.8%
     Natexis Banques Populaires                             0.1%
     National City Bank                                     0.1%
     Northern Trust Co.                                     0.7%
     Ohio State University                                  0.1%
     PNC Bank, NA                                           1.8%
     Regions Bank                                           0.1%
     Royal Bank of Canada, Montreal                         0.5%
     Royal Bank of Scotland                                 1.6%
     Smith College                                          0.1%
     State Street Bank & Trust Co.                          0.1%
     Suntrust Bank of Nashville NA                          0.4%
     Suntrust Bank of Atlanta                               0.7%
     University of Virginia                                 0.8%
     US Bank, NA MPLS                                       1.0%
     Wachovia Bank NA                                       3.7%
     Wells Fargo Bank NA                                    0.2%

   * BOND INSURANCE

     AMBAC                                                  9.2%
     FGIC                                                   3.0%
     FRMC                                                   1.4%
     FSA                                                    4.9%
     MBIA                                                   1.2%

     CALIFORNIA TAX-EXEMPT FUND 96.8%

     LETTER OF CREDIT

     Allied Irish Bank, PLC                                 1.8%
     Bank of America NA                                     3.2%
     Bank of New York                                       7.4%
     Bank of Nova Scotia                                    3.3%
     Bayerische Landesbank Girozentrale                     4.6%
     BNP Paribas                                            4.6%
     Calyon NY                                              0.8%
     Citibank, NA                                           4.6%
     Comerica Bank                                          2.3%
     Dexia Bank                                             2.4%
     Fortis Babk                                            2.4%
     JPMorganChase Bank                                     4.8%
     Kredietbank NV, Brussels                               8.7%
     La Salle Bank, NA                                      5.0%
     Landesbank Hessen-Thuerinigen Girozentrale             4.2%
     Lloyds                                                 6.1%
     Republic N.B. New York                                 2.7%
     Societe Generale                                       1.2%
     State Street Bank & Trust Co.                          5.8%
     US Bank NA                                             3.0%
     Wachovia Bank NA                                       1.8%
     Wells Fargo Bank NA                                    3.0%

   * BOND INSURANCE

     AMBAC                                                  2.5%
     FRMC                                                   3.2%
     FSA                                                    2.4%
     MBIA                                                   5.0%

     CONNECTICUT TAX-EXEMPT FUND 80.8%

     LETTER OF CREDIT

     Allied Irish Bank, PLC                                 8.1%
     Bank of America                                        7.4%
     Bank of Montreal                                       4.7%
     Bayerische Landesbank Girozentrale                     3.1%
     JPMorganChase Bank                                     4.7%
     La Salle Bank, NA                                      7.9%
     Landesbank Hessen-Thueringen Girozentrale              4.4%
     Northern Trust Co.                                     4.8%
     Wachovia Bank NA                                       7.8%
     Yale                                                   4.8%

   * BOND INSURANCE

     AMBAC                                                  8.1%
     FGIC                                                   5.9%
     FSA                                                    4.7%
     MBIA                                                   4.4%

     FLORIDA TAX-EXEMPT FUND 99.3%

     LETTER OF CREDIT

     Bank of America NA                                     8.4%
     BNP Paribas                                            9.5%
     Citibank, NA                                           5.0%
     Fifth Third Bank                                       4.2%
     Fleet National Bank                                    1.7%
     Florida Power & Light                                  7.2%
     HBOS PLC                                               3.6%
     JPMorganChase Bank                                     0.6%
     Keybank NA                                             8.0%
     La Salle Bank NA                                       3.6%
     Northern Trust Co.                                     4.9%
     Republic National Bank                                 3.5%
     Societe Generale                                       3.5%
     State Street Bank & Trust Co.                          3.8%
     Suntrust Bank                                          8.5%
     Wachovia Bank NA                                       3.8%

   * BOND INSURANCE

     AMBAC                                                  8.5%
     FRMC                                                   4.7%
     FSA                                                    3.3%
     MBIA                                                   3.0%

     MASSACHUSETTS TAX-EXEMPT FUND 95.3%

     LETTER OF CREDIT

     Allied Irish Bank, PLC                                 2.5%
     Bank of Nova Scotia                                    2.3%
     Comercia Bank, Detroit                                 6.3%
     Depfa Bank, PLC                                        4.2%
     Dexia Bank                                             2.9%
     Fleet National Bank                                    4.8%
     Harvard University                                     7.7%
     Kredietbank NV                                         3.1%
     La Salle Bank, NA                                      7.9%
     Landesbank Hessen-Thueringen Girozentrale              8.0%
     Lloyds TSB Bank PLC                                    4.6%
     MIT Mass Inst Tech                                     3.5%
     PNC                                                    6.7%
     Smith College                                          2.8%
     State ST. Bank & Trust Co. Boston                      2.4%
     Sun Trust Bank of Atlanta                              2.1%
     Wachovia Bank NA                                       2.8%
     Wellesley College                                      2.8%
     Williams College                                       2.5%

   * BOND INSURANCE

     AMBAC                                                  2.2%
     FGIC                                                   4.4%
     MBIA                                                   8.8%

     MICHIGAN TAX-EXEMPT FUND 85.1%

     LETTER OF CREDIT

     Bank of New York                                       3.0%
     Bank One N.A                                           3.1%
     Barclays Bank PLC                                      4.7%
     Comerica Bank                                          4.7%
     Depfa Bank PLC                                         4.8%
     FHLB                                                   6.8%
     Fifth Third Bank                                       7.1%
     JPMorganChase Bank                                     1.7%
     Kredietbank NV                                         4.8%
     La Salle Bank, NA                                      5.5%
     Landesbank Hessen-Thuerinigen Girozentrale             6.4%
     National City Bank                                     2.5%
     Standard Federal Bank, NA                              5.2%
     Wachovia Bk & TR Co.                                   3.1%

   * BOND INSURANCE

     AMBAC                                                  4.1%
     FGIC                                                   6.3%
     FSA                                                    9.2%
     MBIA                                                   2.1%

     NEW JERSEY TAX-EXEMPT FUND 81.9%

     LETTER OF CREDIT

     Allied Irish Bank, PLC                                 3.7%
     Bank of America                                        7.2%
     Bank of New York                                       8.6%
     Bayerische Landesbank Girozentrale                     4.0%
     Citibank, NA                                           8.1%
     Dexia Credit Local                                     3.5%
     JPMorganChase Bank                                     8.7%
     Kredietbank NV. Brussels                               2.2%
     Lloyds TSB Bank PLC                                    4.6%
     PNC Bank, NA                                           7.8%
     Suntrust Bank                                          4.4%
     Wachovia Bank NA                                       7.9%

   * BOND INSURANCE

     AMBC                                                   2.5%
     FGIC                                                   1.9%
     FSA                                                    2.2%
     MBIA                                                   4.6%

     OHIO TAX-EXEMPT FUND 97.4%

     LETTER OF CREDIT

     ABN-AMRO Bank NV                                       4.3%
     Allied Irish Bank, PLC                                 3.8%
     Bank of America, NA                                    3.4%
     Bank of Nova Scotia                                    2.7%
     Barclays Bank PLC                                      4.0%
     Bayerische Landesbank Girozentrale                     2.9%
     Citibank, NA                                           7.2%
     HBOS PLC                                               7.9%
     JPMorganChase Bank                                     7.3%
     Keybank NA                                             7.3%
     Landesbank Hessen-Thurin                               3.8%
     National City Bank                                     1.6%
     Ohio State University                                  8.6%
     Republic National Bank                                 2.3%
     State Street Bank & Trust Co.                          4.3%
     US Bank NA                                             4.3%
     Wachovia Bank NA                                       7.2%
     Wells Fargo Bank NA                                    2.0%
     Westdeutsche Landesbank AG                             2.1%

   * BOND INSURANCE

     AMBAC                                                  3.2%
     MBIA                                                   7.2%

     PENNSYLVANIA TAX-EXEMPT FUND 97.5%

     LETTER OF CREDIT

     ABN-AMRO Bank NV                                       4.5%
     Allied Irish Bank, PLC                                 4.5%
     Bank of America NA                                     4.7%
     Bank of Nova Scotia                                    4.1%
     Barclays Bank PLC                                      4.7%
     Bayerische Landesbank Girozentrale                     1.8%
     Comerica Bank                                          3.5%
     Depfa Bank, PLC                                        4.7%
     Dexia Bank                                             4.8%
     JPMorganChase Bank                                     8.5%
     Kredietbank NV. Brussels                               4.9%
     Landesbank Hessen-Thuerinigen Girozentrale             8.2%
     MBIA                                                   4.8%
     Northern Trust Co.                                     4.0%
     PNC Bank, NA                                           8.6%
     University of Pennsylvania                             4.1%
     Wachovia Bank NA                                       7.5%

   * BOND INSURANCE

     AMBAC                                                  3.3%
     FSA                                                    6.3%

     VIRGINIA TAX-EXEMPT FUND 78.4%

     LETTER OF CREDIT

     Bank of America NA                                     9.8%
     BB&T NA                                                5.0%
     Citibank                                               4.9%
     JP Morgan/Chase                                        6.0%
     Suntrust Bank                                          9.8%
     University of Virginia                                 4.9%
     US Bank NA                                             9.8%
     Wachovia Bank NA                                       4.9%

   * BOND INSURANCE

     AMBAC                                                  4.9%
     FRMC                                                   4.9%
     FSA                                                    3.7%
     MBIA                                                   9.8%

     NEW YORK TAX-EXEMPT FUND 99.7%

     LETTER OF CREDIT

     ABN/AMRO                                               3.8%
     Allied Irish Bank, PLC                                 3.4%
     Bank of America NA                                     5.2%
     Bank of New York                                       2.0%
     Bayerische Landesbank Girozentrale                     4.3%
     Citibank, NA                                           3.2%
     Comerica Bank. Detroit                                 3.9%
     Depfa Bank, PLC                                        4.2%
     Dexia Bank                                             0.1%
     Fortis Bank                                            6.2%
     JP Morgan Chase                                        4.0%
     Keybank NA Cleveland OH                                6.5%
     Kredietbank NV. Brussels                               0.1%
     Landesbank Baden-Wurternberg                           5.3%
     Landesbank Hessen-Thueringen Girozentrale              3.8%
     Lloyds                                                 2.7%
     Republic N.B. New York                                 4.3%
     Royal Bank of Canada, Montreal                         4.8%
     Royal Bank of Scotland                                 0.8%
     Societe Generale                                       3.1%
     Wachovia BK & TR CO. NA North Carolina                 2.5%
     Wells Fargo Bank NA                                    4.3%
     Westdeutsche Landesbank Girozentrale                   4.6%

   * BOND INSURANCE

     AMBAC                                                  0.1%
     FGIC                                                   5.7%
     FNMA                                                   0.5%
     FRMC                                                   4.4%
     FSA                                                    5.2%
     MBIA                                                   0.7%

     ARIZONA MUNICIPAL MONEY-MARKET FUND 48.8%

     LETTER OF CREDIT

     Bank of America NA                                     4.9%
     Bank One N.A                                           4.9%
     Bank of New York                                       4.9%
     Credit Suisse First Boston                             4.9%
     Kredietbank NV                                         4.9%
     La Salle Bank, NA                                      4.9%

   * BOND INSURANCE

     AMBAC                                                  4.8%
     FGIC                                                   4.8%
     FNMA                                                   4.9%
     FRMC                                                   4.9%

     LOUISIANA MUNICIPAL MONEY-MARKET FUND 65.4%

     LETTER OF CREDIT

     Bank of America NA                                     4.8%
     Bank of New York                                       9.5%
     JPMorganChase Bank                                     3.1%
     Natexis Banques Populaires                             4.7%
     Regions Bank                                           4.7%
     Suntrust Bank Nashville NA                             3.4%
     Suntrust Bank of Atlanta                               4.7%
     Wachovia Bank                                          4.7%

   * BOND INSURANCE

     AMBAC                                                  4.8%
     MBIA                                                   6.9%
     FNMA                                                   4.7%
     FGIC                                                   4.7%
     FSA                                                    4.7%

     MINNESOTA MUNICIPAL MONEY-MARKET FUND 78.6%

     LETTER OF CREDIT

     Allied Irish Bank, PLC                                 4.8%
     Dexia Bank                                             6.8%
     FNMA                                                   4.8%
     Harris Trust & Savings Bank                            4.8%
     La Salle Bank, NA                                      8.1%
     Lloyds TSB Bank PLC                                    4.8%
     University of Minnesota                                4.8%
     US Bank NA                                             9.3%
     Wells Fargo Bank NA                                    8.8%

   * BOND INSURANCE

     AMBAC                                                  8.8%
     FRMC                                                   8.0%
     MBIA                                                   4.8%

   * Some securities may be backed by both a letter of credit and bond insurance.
   ^ Amount is less than 0.05%.

(5)  COMPOSITION OF NET ASSETS:

     At May 31, 2006, the composition of each Fund's net assets was as follows:

                                         INTERSTATE        CALIFORNIA       CONNECTICUT         FLORIDA        MASSACHUSETTS
                                            FUND              FUND              FUND              FUND             FUND
                                      ---------------   ---------------   ---------------   ---------------   ---------------
     Par Value                        $     1,209,277   $       124,134   $        27,345   $        55,058   $        28,463
     Additional-Paid-in-Capital         1,208,067,973       124,009,577        27,317,217        55,003,386        28,434,195
                                      ---------------   ---------------   ---------------   ---------------   ---------------
     Net Assets                       $ 1,209,277,250   $   124,133,711   $    27,344,562   $    55,058,444   $    28,462,658
                                      ===============   ===============   ===============   ===============   ===============

                                          MICHIGAN         NEW JERSEY           OHIO          PENNSYLVANIA       VIRGINIA
                                            FUND              FUND              FUND              FUND             FUND
                                      ---------------   ---------------   ---------------   ---------------   ---------------
     Par Value                        $        16,253   $        54,047   $        18,664   $        48,871   $        20,691
     Additional-Paid-in-Capital            16,236,903        53,992,628        18,645,798        48,822,402        20,670,614
                                      ---------------   ---------------   ---------------   ---------------   ---------------
     Net Assets                       $    16,253,156   $    54,046,675   $    18,664,462   $    48,871,273   $    20,691,305
                                      ===============   ===============   ===============   ===============   ===============

                                                            NEW YORK          ARIZONA          LOUISIANA         MINNESOTA
                                                              FUND              FUND              FUND             FUND
                                                        ---------------   ---------------   ---------------   ---------------
     Par Value                                          $       185,954   $            13   $            74   $           311
     Additional-Paid-in-Capital                             185,767,666           133,089           739,550         3,112,024
                                                        ---------------   ---------------   ---------------   ---------------
     Net Assets                                         $   185,953,620   $       133,102   $       739,624   $     3,112,335
                                                        ===============   ===============   ===============   ===============

     The tax basis of each Fund's assets is the same as the basis for financial reporting at May 31, 2006. There was no undistributed net investment income for any of the Funds at May 31, 2006. All dividends paid during the year ended May 31, 2006 were federally tax-exempt dividends.

     The income dividends were classified as tax-exempt income for federal income tax purposes for the years shown below:

                                                                                                  2006             2005
                                                                                                  ----             ----
     Interstate Tax-Exempt Fund                                                             $    28,396,150   $    12,477,598
     California Tax-Exempt Fund                                                                   2,047,962           718,269
     Connecticut Tax-Exempt Fund                                                                    461,210           141,646
     Florida Tax-Exempt Fund                                                                        940,891           326,913
     Massachusetts Tax-Exempt Fund                                                                  401,405           123,894
     Michigan Tax-Exempt Fund                                                                       267,391            82,915
     New Jersey Tax-Exempt Fund                                                                     929,631           337,190
     Ohio Tax-Exempt Fund                                                                           352,023           111,931
     Pennsylvania Tax-Exempt Fund                                                                   823,497           306,095
     Virginia Tax-Exempt Fund                                                                       306,255            81,075
     New York Tax-Exempt Fund                                                                     3,171,710         1,155,796
     Arizona Municipal Money-Market Fund                                                                424                --
     Louisiana Municipal Money-Market Fund                                                           19,453             1,888
     Minnesota Municipal Money-Market Fund                                                           43,669             7,523

(6)  CAPITAL SHARE TRANSACTIONS:

     For the years ended May 31, 2006 and May 31, 2005, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

                                                                    YEAR ENDED MAY 31, 2006
                                ---------------------------------------------------------------------------------------------------
                                                   TREASURER'S
                                    CLASS R           TRUST          CLASS 75         CLASS 70         CLASS 45         CLASS 25
                                --------------   --------------   --------------   --------------   --------------   --------------
     Sold                        1,193,940,109      450,122,707       10,116,006      175,463,902        1,899,359      153,302,998
     Reinvested                      5,070,615          885,658           22,962           41,004            6,187          870,076
     Redeemed                   (1,174,903,920)    (459,064,686)      (3,782,324)    (173,801,732)      (1,713,687)    (168,877,105)
                                --------------   --------------   --------------   --------------   --------------   --------------
     Net Increase (Decrease)        24,106,804       (8,056,321)       6,356,644        1,703,174          191,859      (14,704,031)
                                ==============   ==============   ==============   ==============   ==============   ==============

                                                                                      CLASS 15         CLASS 12         CLASS 8
                                                                                   --------------   --------------  ---------------
     Sold                                                                                     513                3   12,642,518,069
     Reinvested                                                                             2,780              275       17,924,944
     Redeemed                                                                                (513)              (1) (12,873,088,700)
                                                                                   --------------   --------------  ---------------
     Net Increase (Decrease)                                                                2,780              277     (212,645,687)
                                                                                   ==============   ==============  ===============

                                                                       YEAR ENDED MAY 31, 2005
                                ---------------------------------------------------------------------------------------------------
                                                                 OCTOBER 1, 2004* OCTOBER 1, 2004*
                                                  TREASURER'S    TO MAY 31, 2005  TO MAY 31, 2005
                                   CLASS R            TRUST          CLASS 75          CLASS 70        CLASS 45         CLASS 25
                                --------------   --------------  ---------------- ----------------  --------------   --------------
     Sold                        1,218,219,096      257,552,413            1,510       75,609,267           65,703      106,352,469
     Reinvested                      1,904,802          357,612                2           21,974              158          387,135
     Redeemed                   (1,242,244,626)    (231,731,228)          (1,411)     (74,686,333)          (6,055)     (44,943,518)
                                --------------   --------------   --------------   --------------   --------------   --------------
     Net Increase (Decrease)       (22,120,728)      26,178,797              101          944,908           59,806       61,796,086
                                ==============   ==============   ==============   ==============   ==============   ==============

                                                                                                  FEBRUARY 1, 2005*
                                                                                                   TO MAY 31, 2005
                                                                                   ------------------------------------------------
                                                                                      CLASS 15         CLASS 12          CLASS 8
                                                                                   --------------   --------------   --------------
     Sold                                                                                      24            9,999    5,872,411,962
     Reinvested                                                                             1,570               71        9,804,274
     Redeemed                                                                                 (15)              --   (4,925,031,660)
                                                                                   --------------   --------------   --------------
     Net Increase (Decrease)                                                                1,579           10,070      957,184,576
                                                                                   ==============   ==============   ==============

----------
*  Commencement of Class operations.

(7)  FINANCIAL HIGHLIGHTS:

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                                               CLASS R
                                                                    -------------------------------------------------------------
                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                       2006         2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     INTERSTATE TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0182       0.0070       0.0010       0.0034       0.0108
     Dividends from net investment income                             (0.0182)     (0.0070)     (0.0010)     (0.0034)     (0.0108)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.84%        0.70%        0.10%        0.34%        1.09%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $   285.5    $   261.4    $   283.5    $   280.4    $   295.7
     Ratio of expenses to average net assets, before fee waivers         1.00%        1.00%        1.00%        1.00%        1.01%
     Ratio of expenses to average net assets net of fee waivers          1.00%        1.00%        0.90%        0.99%        1.01%
     Ratio of net investment income to average net assets                1.85%        0.69%        0.10%        0.33%        1.08%

                                                                                          TREASURER'S TRUST
                                                                    -------------------------------------------------------------
                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                       2006         2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     INTERSTATE TAX-EXEMPT FUND

     Net asset value at beginning of period                         $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0222       0.0109       0.0040       0.0074       0.0149
     Dividends from net investment income                             (0.0222)     (0.0109)     (0.0040)     (0.0074)     (0.0149)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of period                               $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        2.25%        1.10%        0.40%        0.74%        1.50%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)                            $    40.7    $    48.7    $    22.5    $    29.2    $    20.5
     Ratio of expenses to average net assets, before fee waivers         0.60%        0.60%        0.60%        0.60%        0.61%
     Ratio of expenses to average net assets net of fee waivers          0.60%            (b)          (b)          (b)          (b)
     Ratio of net investment income to average net assets                2.25%        1.24%        0.37%        0.71%        1.59%

                                                      CLASS 75               CLASS 70                      CLASS 45
                                               ----------------------  --------------------     --------------------------------
                                                 YEAR   SEPTEMBER 23,    YEAR     AUGUST 16,      YEAR        YEAR      AUGUST 7,
                                                 ENDED     2004* TO      ENDED     2004* TO       ENDED       ENDED     2003* TO
                                                MAY 31,     MAY 31,     MAY 31,     MAY 31,      MAY 31,     MAY 31,     MAY 31,
                                                 2006        2005        2006        2005         2006        2005        2004
                                               --------    --------    --------    --------     --------    --------    --------
     INTERSTATE TAX-EXEMPT FUND

     Net asset value at beginning of period    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------     --------    --------    --------
     Net investment income                       0.0207      0.0083      0.0212      0.0092       0.0237      0.0123      0.0044
     Dividends from net investment income       (0.0207)    (0.0083)    (0.0212)    (0.0092)     (0.0237)    (0.0123)    (0.0044)
                                               --------    --------    --------    --------     --------    --------    --------
     Net asset value at end of period          $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========     ========    ========    ========
     Total Return                                  2.09%       0.83%       2.15%       0.93%        2.40%       1.25%       0.45%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)       $    6.4    $     --^   $    2.6    $    0.9     $    0.3    $   0.10    $     --^
     Ratio of expenses to average net assets,
     before fee waivers                            0.75%       0.75%(a)    0.70%       0.71%(a)     0.45%       0.46%       0.44%(a)
     Ratio of expenses to average net assets
     net of fee waivers                            0.75%           (b)     0.70%           (b)      0.45%           (b)         (b)
     Ratio of net investment income to
     average net assets                            2.67%       1.60%(a)    2.12%       1.10%(a)     2.46%       1.37%       0.55%(a)

                                                                                              CLASS 25
                                                                    -------------------------------------------------------------
                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                       2006         2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     INTERSTATE TAX-EXEMPT FUND

     Net asset value at beginning of period                         $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0257       0.0144       0.0075       0.0109       0.0184
     Dividends from net investment income                             (0.0257)     (0.0144)     (0.0075)     (0.0109)     (0.0184)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of period                               $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        2.61%        1.46%        0.75%        1.09%        1.86%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)                            $    63.0    $    77.7    $    15.9    $    17.8    $    16.3
     Ratio of expenses to average net assets, before fee waivers         0.25%        0.25%        0.25%        0.25%        0.26%
     Ratio of expenses to average net assets net of fee waivers          0.25%            (b)          (b)          (b)          (b)
     Ratio of net investment income to average net assets                2.50%        1.76%        0.74%        1.07%        1.96%

                                                                                                 CLASS 15
                                                                      ----------------------------------------------------------
                                                                                        YEARS ENDED                  JANUARY 13,
                                                                      -------------------------------------------     2003* TO
                                                                        MAY 31,         MAY 31,         MAY 31,       MAY 31,
     INTERSTATE TAX-EXEMPT FUND                                           2006            2005            2004          2003
                                                                      -----------     -----------     -----------    ----------
     Net asset value at beginning of period                           $    1.0000     $    1.0000     $    1.0000    $   1.0000
                                                                      -----------     -----------     -----------    ----------
     Net investment income                                                 0.0267          0.0154          0.0085        0.0039
     Dividends from net investment income                                 (0.0267)        (0.0154)        (0.0085)      (0.0039)
                                                                      -----------     -----------     -----------    ----------
     Net asset value at end of period                                 $    1.0000     $    1.0000     $    1.0000    $   1.0000
                                                                      ===========     ===========     ===========    ==========
     Total Return                                                            2.71%           1.56%           0.86%         0.39%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)                              $       0.1     $      0.10     $       0.1    $      0.1
     Ratio of expenses to average net assets, before fee waivers             0.15%           0.16%           0.15%         0.15%(a)
     Ratio of expenses to average net assets net of fee waivers              0.15%               (b)             (b)           (b)
     Ratio of net investment income to average net assets                    2.55%           1.54%           0.85%         1.03%(a)

                                                            CLASS 12                              CLASS 8
                                                    ----------------------    ------------------------------------------------
                                                                FEBRUARY 1,                                         JANUARY 13,
                                                                  2005* TO             YEARS ENDED MAY 31,           2003* TO
                                                     MAY 31,      MAY 31,     -----------------------------------     MAY 31,
                                                       2006         2005         2006         2005         2004        2003
                                                    ---------    ---------    ---------    ---------    ---------    ---------
     INTERSTATE TAX-EXEMPT FUND

     Net asset value at beginning of period         $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                    ---------    ---------    ---------    ---------    ---------    ---------
     Net investment income                             0.0271       0.0069       0.0274       0.0161       0.0092       0.0042
     Dividends from net investment income             (0.0271)     (0.0069)     (0.0274)     (0.0161)     (0.0092)     (0.0042)
                                                    ---------    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of period               $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                    =========    =========    =========    =========    =========    =========
     Total Return                                        2.75%        0.70%        2.78%        1.64%        0.93%        0.42%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)            $     0.0    $      --^   $   810.7    $ 1,023.4    $    66.2    $     0.1
     Ratio of expenses to average net assets,
     before fee waivers                                  0.12%        0.12%(a)     0.08%        0.08%        0.08%        0.08%(a)
     Ratio of expenses to average net assets
     net of fee waivers                                  0.12%            (b)      0.08%            (b)          (b)          (b)
     Ratio of net investment income to average
     net assets                                          2.73%        2.12%(a)     2.73%        1.80%        0.92%        1.10%(a)

                                                                                          YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                       2006         2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     CALIFORNIA TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0177       0.0068       0.0006       0.0033       0.0098
     Dividends from net investment income                             (0.0177)     (0.0068)     (0.0006)     (0.0033)     (0.0098)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.79%        0.69%        0.06%        0.33%        0.98%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $   124.1    $   105.2    $   101.2    $   109.0    $   109.3
     Ratio of expenses to average net assets, before fee waivers         1.00%        1.00%        1.00%        1.00%        1.01%
     Ratio of expenses to average net assets net of fee waivers          1.00%        1.00%        0.89%        0.99%        1.01%
     Ratio of net investment income to average net assets                1.80%        0.69%        0.06%        0.32%        1.00%

                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     CONNECTICUT TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0179       0.0068       0.0006       0.0025       0.0092
     Dividends from net investment income                             (0.0179)     (0.0068)     (0.0006)     (0.0025)     (0.0092)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.81%        0.68%        0.06%        0.25%        0.92%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $    27.3    $    23.4    $    21.5    $    36.4    $    41.2
     Ratio of expenses to average net assets, before fee waivers         1.00%        1.00%        1.00%        1.00%        1.01%
     Ratio of expenses to average net assets net of fee waivers          0.99%        1.00%        0.86%        0.98%        1.01%
     Ratio of net investment income to average net assets                1.79%        0.68%        0.06%        0.25%        0.92%

                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     FLORIDA TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0185       0.0072       0.0006       0.0036       0.0105
     Dividends from net investment income                             (0.0185)     (0.0072)     (0.0006)     (0.0036)     (0.0105)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.86%        0.73%        0.06%        0.36%        1.05%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $    55.1    $    43.1    $    39.5    $    45.9    $    32.1
     Ratio of expenses to average net assets, before fee waivers         1.01%        1.00%        1.00%        1.00%        1.00%
     Ratio of expenses to average net assets net of fee waivers          1.00%        1.00%        0.91%        0.99%        1.00%
     Ratio of net investment income to average net assets                1.88%        0.74%        0.06%        0.35%        0.99%

                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     MASSACHUSETTS TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0181       0.0068       0.0006       0.0030       0.0099
     Dividends from net investment income                             (0.0181)     (0.0068)     (0.0006)     (0.0030)     (0.0099)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.82%        0.68%        0.06%        0.30%        0.99%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $    28.5    $    22.2    $    17.8    $    20.8    $    21.0
     Ratio of expenses to average net assets, before fee waivers         1.00%        1.01%        1.01%        1.00%        1.00%
     Ratio of expenses to average net assets net of fee waivers            (b)        1.00%        0.88%        0.98%        1.00%
     Ratio of net investment income to average net assets                1.84%        0.69%        0.06%        0.30%        0.99%

                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     MICHIGAN TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0182       0.0069       0.0006       0.0029       0.0080
     Dividends from net investment income                             (0.0182)     (0.0069)     (0.0006)     (0.0029)     (0.0080)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.84%        0.70%        0.06%        0.29%        0.81%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $    16.3    $    16.6    $    12.1    $     7.9    $     8.5
     Ratio of expenses to average net assets, before fee waivers         1.00%        1.01%        1.00%        1.00%        1.01%
     Ratio of expenses to average net assets net of fee waivers          0.99%        1.00%        0.91%        0.98%        1.00%
     Ratio of net investment income to average net assets                1.78%        0.77%        0.06%        0.29%        0.64%

                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     NEW JERSEY TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0178       0.0068       0.0006       0.0029       0.0101
     Dividends from net investment income                             (0.0178)     (0.0068)     (0.0006)     (0.0029)     (0.0101)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.80%        0.68%        0.06%        0.29%        1.01%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $    54.0    $    45.0    $    50.2    $    56.0    $    57.5
     Ratio of expenses to average net assets, before fee waivers         1.00%        1.00%        1.00%        1.00%        1.01%
     Ratio of expenses to average net assets net of fee waivers          1.00%        0.99%        0.87%        0.97%        1.01%
     Ratio of net investment income to average net assets                1.81%        0.66%        0.06%        0.28%        0.94%

                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     OHIO TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0184       0.0071       0.0006       0.0030       0.0082
     Dividends from net investment income                             (0.0184)     (0.0071)     (0.0006)     (0.0030)     (0.0082)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.86%        0.71%        0.06%        0.30%        0.83%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $    18.7    $    19.0    $    10.9    $    10.4    $     5.7
     Ratio of expenses to average net assets, before fee waivers         1.00%        1.00%        1.01%        1.00%        1.01%
     Ratio of expenses to average net assets net of fee waivers          1.00%        1.00%        0.92%        0.99%        1.01%
     Ratio of net investment income to average net assets                1.83%        0.79%        0.06%        0.29%        0.81%

                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     PENNSYLVANIA TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0186       0.0070       0.0007       0.0036       0.0097
     Dividends from net investment income                             (0.0186)     (0.0070)     (0.0007)     (0.0036)     (0.0097)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.88%        0.70%        0.07%        0.36%        0.97%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $    48.9    $    44.7    $    46.1    $    40.6    $    51.5
     Ratio of expenses to average net assets, before fee waivers         1.00%        1.00%        1.00%        1.00%        1.01%
     Ratio of expenses to average net assets net of fee waivers          0.99%        1.00%        0.93%        1.00%        1.01%
     Ratio of net investment income to average net assets                1.87%        0.70%        0.07%        0.34%        0.89%

                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     VIRGINIA TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0181       0.0067       0.0006       0.0025       0.0069
     Dividends from net investment income                             (0.0181)     (0.0067)     (0.0006)     (0.0025)     (0.0069)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.82%        0.67%        0.06%        0.25%        0.69%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $    20.7    $    13.7    $    11.0    $    11.3    $    13.0
     Ratio of expenses to average net assets, before fee waivers         1.00%        1.00%        1.00%        1.00%        1.01%
     Ratio of expenses to average net assets net of fee waivers          0.91%        1.00%        0.90%        0.95%        0.99%
     Ratio of net investment income to average net assets                1.88%        0.70%        0.06%        0.24%        0.60%

                                                                                         YEARS ENDED MAY 31,
                                                                    -------------------------------------------------------------
                                                                       2006         2005         2004         2003         2002
                                                                    ---------    ---------    ---------    ---------    ---------
     NEW YORK TAX-EXEMPT FUND

     Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------    ---------    ---------
     Net investment income                                             0.0176       0.0067       0.0006       0.0034       0.0095
     Dividends from net investment income                             (0.0176)     (0.0067)     (0.0006)     (0.0034)     (0.0095)
                                                                    ---------    ---------    ---------    ---------    ---------
     Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                    =========    =========    =========    =========    =========
     Total Return                                                        1.77%        0.67%        0.06%        0.34%        0.95%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                              $   185.9    $   164.4    $   172.6    $   228.4    $   234.4
     Ratio of expenses to average net assets, before fee waivers         1.00%        1.02%        1.02%        1.00%        1.01%
     Ratio of expenses to average net assets net of fee waivers          1.00%        1.01%        0.89%        0.99%        1.01%
     Ratio of net investment income to average net assets                1.77%        0.66%        0.06%        0.34%        0.94%

                                                                                                                    PERIOD
                                                                                                                     ENDED
                                                                                                                    MAY 31,
                                                                                                                    2006**
                                                                                                                   ---------
     ARIZONA MUNICIPAL MONEY-MARKET FUND

     Net asset value at beginning of year                                                                          $  1.0000
                                                                                                                   ---------
     Net investment income                                                                                            0.0039
     Dividends from net investment income                                                                            (0.0039)
                                                                                                                   ---------
     Net asset value at end of year                                                                                $  1.0000
                                                                                                                   =========
     Total Return                                                                                                       0.39%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                                                                             $     0.1
     Ratio of expenses to average net assets, before fee waivers                                                        1.00%(a)
     Ratio of expenses to average net assets net of fee waivers                                                         0.92%(a)
     Ratio of net investment income to average net assets                                                               2.42%(a)

                                                                                                                      APRIL 17
                                                                                 YEARS ENDED MAY 31,                  2002* TO
                                                                  ------------------------------------------------     MAY 31,
                                                                     2006         2005         2004         2003        2002
                                                                  ---------    ---------    ---------    ---------    ---------
     LOUISIANA MUNICIPAL MONEY-MARKET FUND

     Net asset value at beginning of period                       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  ---------    ---------    ---------    ---------    ---------
     Net investment income                                           0.0213       0.0065       0.0007       0.0032       0.0014
     Dividends from net investment income                           (0.0213)     (0.0065)     (0.0007)     (0.0032)     (0.0014)
                                                                  ---------    ---------    ---------    ---------    ---------
     Net asset value at end of period                             $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  =========    =========    =========    =========    =========
     Total Return                                                      2.16%        0.66%        0.07%        0.32%        0.14%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)                          $     0.7    $     0.3    $     0.2    $     0.1    $     0.1
     Ratio of expenses to average net assets, before fee waivers       0.99%        1.01%        1.00%        1.00%        1.04%(a)
     Ratio of expenses to average net assets net of fee waivers        0.52%        1.00%        0.64%        0.57%        0.00%(a)
     Ratio of net investment income to average net assets              2.33%        0.74%        0.06%        0.32%        1.15%(a)

                                                                                                                      APRIL 17
                                                                                 YEARS ENDED MAY 31,                  2002* TO
                                                                  ------------------------------------------------     MAY 31,
                                                                     2006         2005         2004         2003         2002
                                                                  ---------    ---------    ---------    ---------    ---------
     MINNESOTA MUNICIPAL MONEY-MARKET FUND

     Net asset value at beginning of period                       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  ---------    ---------    ---------    ---------    ---------
     Net investment income                                           0.0179       0.0066       0.0006       0.0044       0.0017
     Dividends from net investment income                           (0.0179)     (0.0066)     (0.0006)     (0.0044)     (0.0017)
                                                                  ---------    ---------    ---------    ---------    ---------
     Net asset value at end of period                             $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  =========    =========    =========    =========    =========
     Total Return                                                      1.80%        0.66%        0.06%        0.44%        0.17%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)                          $     3.1    $     1.4    $     0.6    $     0.2    $     0.1
     Ratio of expenses to average net assets, before fee waivers       1.01%        1.00%        1.01%        1.00%        1.04%(a)
     Ratio of expenses to average net assets net of fee waivers        0.94%        0.99%        0.78%        0.69%        0.00%(a)
     Ratio of net investment income to average net assets              1.88%        0.78%        0.06%        0.43%        1.40%(a)

----------
*    Inception of Class Operations.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

^    Amount is less than $50,000.

**   Commenced operations on April 3, 2006.

(8)  OTHER MATTERS

     Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including having already obtained Board approval and seeking shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Funds.

(9)  COMMITMENTS AND CONTINGENCIES:

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money-Market Trust:

We have audited the accompanying statements of net assets of Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund of the Reserve Tax-Exempt Trust, New York Tax-Exempt Fund of the Reserve New York Tax-Exempt Trust and the statements of assets and liabilities, including the schedule of investments, of Connecticut Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Virginia Tax-Exempt Fund of the Reserve Tax-Exempt Trust, Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund, Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust (collectively the Funds), as of May 31, 2006, and the related statements of operations, changes in net assets and the financial highlights for the year or period then ended as indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year-ended May 31, 2005 and the financial highlights for each of the years or periods in the four-year period ended May 31, 2005 were audited by other independent registered public accounting firm whose report dated September 26, 2005 expressed an unqualified opinion on those statements and the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund of the Reserve Tax-Exempt Trust, New York Tax-Exempt Fund of the Reserve New York Tax-Exempt Trust, the assets and liabilities of Connecticut Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Virginia Tax-Exempt Fund of the Reserve Tax-Exempt Trust, Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund, Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust as of May 31, 2006, the results of their operations, changes in their net assets, and the financial highlights for year or period then ended as indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
July 27, 2006

   THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS (UNAUDITED)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 31 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEE

                                  POSITIONS              TERM OF OFFICE **               PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS         AND LENGTH OF SERVICE                  THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT*              Chairman, Trustee,         Trustee since inception    President of Reserve Management Company, Inc.
Age: 69                     President and Treasurer                               ("RMCI"), Director and Chairman/Chief
The Reserve                                            Chairman since 2000.       Executive Officer of Reserve Management;
1250 Broadway                                                                     President, Treasurer Corporation ("RMC") and
New York, NY 10001                                     President and Treasurer    Chairman and Director of Resrv Partners, Inc.
                                                       since 2005                 ("RESRV") since 2000; Chairman and Director of
                                                                                  Reserve International Liquidity Fund Ltd.
                                                                                  since 1990. Co-founder of The Reserve Fund
                                                                                  ("RF") in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

                                  POSITIONS              TERM OF OFFICE **               PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS         AND LENGTH OF SERVICE                  THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee                    Trustee of all Trusts      Retired. President, Premier Resources, Inc.
Age: 75                                                since inception            (meeting management firm) since 1997.
2517 Highway #35, Bldg. J
Manasquan, NJ 08736

WILLIAM J. MONTGORIS        Trustee                    Trustee of all Trusts      Retired since 1999. Chief Operating Officer of
Age: 59                                                since 1999                 The Bear Stearns Companies, Inc. from 1979 to
286 Gregory Road                                                                  1999. Director of Stage Stores, Inc.
Franklin Lakes, NJ 07417                                                          (retailing) since 2004.

OFFICERS WHO ARE NOT TRUSTEES

                                  POSITIONS              TERM OF OFFICE **               PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS         AND LENGTH OF SERVICE                  THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT, II+          Co-Chief Executive         Co-Chief Executive         Senior Vice President, Secretary and Assistant
Age: 40                     Officer, Senior Vice       Officer and Senior Vice    Treasurer of RMCI; Senior Vice President,
The Reserve                 President and              President since 2005.      Secretary and Assistant Treasurer of RMC; and
1250 Broadway               Assistant Treasurer                                   Secretary, Assistant Treasurer and Director of
New York, NY 10001                                     Assistant Treasurer        RESRV since 2000. Vice President of RMC, RMCI
                                                       since 2000.                and RESRV from 1992 to 2000. Former Trustee of
                                                                                  Trusts in the Reserve/Hallmark Funds complex.
                                                                                  Former President of the Trusts.

ARTHUR T. BENT III+         Co-Chief Executive         Co-Chief Executive         Chief Operating Officer, Treasurer, Senior
Age: 38                     Officer, Senior Vice       Officer since 2005.        Vice President and Assistant Secretary of
The Reserve                 President and Assistant                               RMCI; President, Treasurer and Assistant
1250 Broadway               Secretary                  Senior Vice President      Secretary of RMC; Treasurer, Assistant
New York, NY 10001                                     and Assistant Secretary    Secretary and Directors of RESRV since 2000.
                                                       since 2000.                Vice President RMC, RMCI and RESRV from 1997
                                                                                  to 2000. Former Treasurer and Chief Financial
                                                                                  Officer of the Trusts.

PATRICK J. FARRELL          Chief Financial Officer    Since 2006                 Chief Financial Officer of the Adviser and its
Age: 46                                                                           affiliates since 2005. Chief Financial
The Reserve                                                                       Officer, Treasurer and Assistant Secretary of
1250 Broadway                                                                     the MainStay Funds, Eclipse Funds and MainStay
New York, NY 10001                                                                VP Funds; Principal Financial Officer McMorgan
                                                                                  Funds Managing Director New York Life
                                                                                  Investment Management from 2001 to 2005.

                                  POSITIONS              TERM OF OFFICE **               PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS         AND LENGTH OF SERVICE                  THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
EDMUND P. BERGAN, JR.       Secretary and General      Since 2006                 Senior Vice President and General Counsel of
Age: 56                     Counsel                                               the Adviser and its affiliates since 2006.
The Reserve                                                                       From 2004-06, Senior Regulatory Counsel of
1250 Broadway                                                                     Proskauer Rose LLP. Prior thereto, and since
New York, NY 10001                                                                before 2001, Senior Vice President and General
                                                                                  Counsel of the mutual fund distribution and
                                                                                  servicing affiliates of Alliance Capital
                                                                                  Management L.P.

  * MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUND AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

  ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS
     SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.

  +  MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR
     T. BENT III.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-888-823-2867.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the Federal Tax Status of dividends paid during the year. Accordingly, all dividends were federally tax-exempt dividends.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2005 and held for the entire period ending May 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                                   DECEMBER 1, 2005           MAY 31, 2006       EXPENSES PAID DURING PERIOD*
                                                -----------------------   --------------------   ----------------------------
INTERSTATE TAX-EXEMPT CLASS R
Actual                                                 $ 1,000.00              $ 1,004.09                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT TREASURER'S TRUST
Actual                                                 $ 1,000.00              $ 1,006.08                    $ 2.99
Hypothetical                                           $ 1,000.00              $ 1,021.79                    $ 3.14

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 75
Actual                                                 $ 1,000.00              $ 1,009.47                    $ 3.74
Hypothetical                                           $ 1,000.00              $ 1,021.00                    $ 3.93

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 70
Actual                                                 $ 1,000.00              $ 1,008.03                    $ 3.49
Hypothetical                                           $ 1,000.00              $ 1,021.27                    $ 3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                                   DECEMBER 1, 2005           MAY 31, 2006       EXPENSES PAID DURING PERIOD*
                                                -----------------------   --------------------   ----------------------------
INTERSTATE TAX-EXEMPT CLASS 45
Actual                                                 $ 1,000.00              $ 1,006.83                    $ 2.24
Hypothetical                                           $ 1,000.00              $ 1,022.57                    $ 2.36

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 25
Actual                                                 $ 1,000.00              $ 1,007.83                    $ 1.25
Hypothetical                                           $ 1,000.00              $ 1,023.62                    $ 1.31

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 15
Actual                                                 $ 1,000.00              $ 1,008.33                    $ 0.75
Hypothetical                                           $ 1,000.00              $ 1,024.14                    $ 0.79

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 12
Actual                                                 $ 1,000.00              $ 1,002.24                    $ 0.60
Hypothetical                                           $ 1,000.00              $ 1,024.30                    $ 0.63

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 8
Actual                                                 $ 1,000.00              $ 1,008.68                    $ 0.40
Hypothetical                                           $ 1,000.00              $ 1,024.51                    $ 0.42

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CALIFORNIA TAX-EXEMPT
Actual                                                 $ 1,000.00              $ 1,003.44                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CONNECTICUT TAX-EXEMPT
Actual                                                 $ 1,000.00              $ 1,003.89                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

FLORIDA TAX-EXEMPT
Actual                                                 $ 1,000.00              $ 1,003.54                    $ 5.04
Hypothetical                                           $ 1,000.00              $ 1,019.64                    $ 5.29

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MASSACHUSETTS TAX-EXEMPT
Actual                                                 $ 1,000.00              $ 1,003.39                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                                   DECEMBER 1, 2005           MAY 31, 2006       EXPENSES PAID DURING PERIOD*
                                                -----------------------   --------------------   ----------------------------
MICHIGAN TAX-EXEMPT
Actual                                                 $ 1,000.00              $ 1,003.49                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NEW JERSEY TAX-EXEMPT
Actual                                                 $ 1,000.00              $ 1,003.34                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

OHIO TAX-EXEMPT
Actual                                                 $ 1,000.00              $ 1,003.54                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PENNSYLVANIA TAX-EXEMPT
Actual                                                 $ 1,000.00              $ 1,003.49                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

VIRGINIA TAX-EXEMPT
Actual                                                 $ 1,000.00              $ 1,003.34                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NEW YORK TAX-EXEMPT
Actual                                                 $ 1,000.00              $ 1,003.39                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

ARIZONA MUNICIPAL MONEY-MARKET FUND
Actual                                                 $ 1,000.00              $ 1,001.55                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

LOUISIANA MUNICIPAL MONEY-MARKET FUND
Actual                                                 $ 1,000.00              $ 1,003.39                    $ 4.89
Hypothetical                                           $ 1,000.00              $ 1,019.80                    $ 5.13

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MINNESOTA MUNICIPAL MONEY-MARKET FUND
Actual                                                 $ 1,000.00              $ 1,003.29                    $ 4.99
Hypothetical                                           $ 1,000.00              $ 1,019.69                    $ 5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

         APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENT

The Board met on June 30, 2005, to consider the approval of the Investment Management Agreement of the Arizona Fund with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether the agreement is in the best interests of the Fund and its shareholder. The Board, including a majority of the Independent Trustees, so concluded and voted to recommend the Investment Management Agreement to the Fund's shareholder for its approval. The Investment Management Agreement is renewed annually if approved by the Trustees and by a separate vote of a majority of the non-interested Trustees. The Investment Management Agreement may be terminated without penalty, upon sixty (60) days' written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund.

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreement in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and other Reserve/Hallmark Funds' independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds' overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or other Reserve/Hallmark Funds' performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI's commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreement.

NATURE, EXTENT AND QUALITY OF SERVICE
The Board received and considered information regarding the nature, extent and quality of the advisory and other services to be provided to the Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Fund will invest. The Trustees concluded that the nature and extent of the services to be provided by RMCI under the Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of the Fund. The Trustees also concluded that the quality of the advisory and administrative services would be satisfactory.

COMPARATIVE FEE AND EXPENSES
The comprehensive management fee to be charged under the Investment Management Agreement encompasses all of the services necessary for the operation of the Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Fund. The Trustees compared the Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Fund ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of the Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under the Investment Management Agreement is competitive.

COMPARATIVE PERFORMANCE
The Fund was not yet operational at the time of the approval of the Agreement. Therefore, it was not possible to compare the performance of the fund to other funds.

PROFITABILITY
The Trustees received, analyzed and considered an estimated profitability analysis of RMCI based on the fees payable under the Investment Management Agreement and the costs to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to the Fund, that RMCI's profitability would not be excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreement.

BREAKPOINTS AND ECONOMIES OF SCALE
As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Fund grows. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Fund's expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

OTHER BENEFITS
The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Investment Management Agreement with respect to the Fund.

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers, LLP informed management that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers, LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers, LLP issued reports on the Fund's financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers, LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers, LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated September 26, 2005 filed as an exhibit to the Funds' Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management that certain bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the Fund level. These conditions have been corrected.

The Funds provided PricewaterhouseCoopers LLP with a copy of these disclosures and PricewaterhouseCoopers LLP has furnished the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's Form N-SAR filed on November 30, 2005.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

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

[THE RESERVE LOGO]
A TRADITION OF FINANCIAL INNOVATION(SM)


GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
1250 BROADWAY, NEW YORK, NY 10001-3701 - 212-401-5500 - 800-637-1700 -
www.TheR.com

THIS LITERATURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN APPROPRIATE CURRENT PROSPECTUS.

                              DISTRIBUTOR -- RESRV PARTNERS, INC. RF/ANNUAL 5/06

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to KPMG, LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last fiscal year:

2006
$0

The registrant paid the following amount to Pricewaterhouse Coopers, LLP, the registrant's former principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the 2005 fiscal year:

2005
$98,875

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amount to KPMG, LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last fiscal year:

2006
$0

The registrant paid the following amount to Pricewaterhouse Coopers, LLP, the registrant's former principal accountant, for the preparation of tax returns, tax consultation, research and related items for the 2005 fiscal year:

2005
$0

(d) Not applicable.

(e) Before KPMG, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's former accountant PricewaterhouseCoopers, LLP for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the 2005 fiscal year.

2005
$0

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, an audit of the financial statements disclosed that the Funds' procedures for preparing the "Financial Highlights" were not sufficiently detailed to detect and correct errors in certain underlying calculations.

These conditions have been corrected, and the Registrant's internal controls have been revised, subsequent to year-end.

ITEM 12. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Reserve New York Tax-Exempt Trust

By:     /s/ Bruce R. Bent II
        Name:  Bruce R. Bent II
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Arthur T. Bent III
        Name: Arthur T. Bent III
        Title: Co-Chief Executive Officer (Principal Executive Officer)

Date: August 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Bruce R. Bent II
        Name:  Bruce R. Bent II
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Arthur T. Bent III
        Name: Arthur T. Bent III
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Patrick J. Farrell
        Name:  Patrick J. Farrell
        Title: Chief Financial Officer (Principal Financial Officer)

Date: August 7, 2006